  As filed with the Securities and Exchange Commission on February 2, 2001

                                                  Registration No.   333 - 78743
                                                                     811 - 07689
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                         The One(R)Income Annuity(SM)

                                   FORM N-4

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                  ---------
                       Pre-Effective Amendment No.
                                                     -----

                       Post-Effective Amendment No.    3
                                                     -----

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No.    25
                                             ------

                  RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                PFL RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT
                          (Former Name of Registrant)

                      TRANSAMERICA LIFE INSURANCE COMPANY
                              (Name of Depositor)

                          PFL LIFE INSURANCE COMPANY
                          (Former Name of Depositor)

                            4333 Edgewood Road N.E.
                          Cedar Rapids, IA 52499-0001
             (Address of Depositor's Principal Executive Offices)
                 Depositor's Telephone Number: (319) 297-8468

                             Frank A.  Camp, Esq.
                      Transamerica Life Insurance Company
                           4333 Edgewood Road, N.E.
                          Cedar Rapids, IA 52499-0001
                    (Name and Address of Agent for Service)

                                   Copy to:
                          Frederick R.  Bellamy, Esq.
                       Sutherland Asbill and Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2415


Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b) of Rule 485.

    on                   pursuant to paragraph (b) of Rule 485.
---    -----------------
___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

 X  on April 23, 2001 pursuant to paragraph (a)(1) of Rule 485.
---    --------------
If appropriate, check the following box:

___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                      THE ONE(R)
                                                              INCOME ANNUITY(SM)

                                                                  Issued Through

                                                              RETIREMENT BUILDER
                                                        VARIABLE ANNUITY ACCOUNT
                                                                              By

                                             TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus
May 1, 2001

This prospectus and the mutual fund prospectus give you important information about the contracts and the mutual funds. Please read them carefully before you invest and keep them for future reference.


If you would like more information about The One Income Annuity, a fixed and variable single premium immediate annuity contract, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2001. Please call us at (800) 544-3152 or write us at: Transamerica Life Insurance Company (formerly PFL Life Insurance Company), Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road N.E., P.O. Box 3183, Cedar Rapids, Iowa, 52406-3183. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


The immediate annuity contract has fixed and variable payment options. There are nine portfolios listed below that you can select from if you choose to receive variable payments. You can choose either variable or a combination of fixed and variable payments. You bear the investment risk if you choose variable payments.


ONE GROUP(R)INVESTMENT TRUST:

     One Group(R) Investment Trust
        Bond Portfolio
     One Group(R) Investment Trust
        Government Bond Portfolio
     One Group(R) Investment Trust
        Balanced Portfolio
     One Group(R) Investment Trust
        Large Cap Growth Portfolio
     One Group(R) Investment Trust
        Equity Index Portfolio
     One Group(R) Investment Trust
        Diversified Equity Portfolio
     One Group(R) Investment Trust
        Mid Cap Growth Portfolio
     One Group(R) Investment Trust
        Diversified Mid Cap Portfolio
     One Group(R) Investment Trust
        Mid Cap Value Portfolio

Please note that the contracts and the underlying portfolios:
 .  are not bank deposits or deposits of Bank One Corporation;
 .  are not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other federal or state governmental agency;
 .  are not endorsed by any bank or government agency;
 . are not guaranteed to achieve their goal; and . involve investment risk, including loss of premium.

TABLE OF CONTENTS                                      Page
GLOSSARY OF TERMS..................................

SUMMARY ...........................................

EXPENSE TABLE......................................

EXAMPLES...........................................

1.   THE ANNUITY CONTRACT..........................

2.   PURCHASE......................................
     Contract Issue Requirements...................
     Premium Payment...............................
     Allocation of Premium Payment.................
     Variable Annuity Units........................

3.   ANNUITY PAYMENTS..............................
     Annuity Payment Dates.........................
     Payments Under the Contract...................
     Stabilized Payments...........................
     Variable or Combination Payments..............
     Assumed Investment Rate (AIR).................
     Calculation of Variable Payments..............
     Payment Options...............................

4.   INVESTMENT CHOICES............................
     The Separate Account..........................
     Allocation Models.............................
     Transfers.....................................

5.   EXPENSES......................................
     Separate Account Charge.......................
     Expenses of the Portfolios....................
     Premium Taxes.................................
     Other Taxes...................................
     Surrender Charge..............................
     Transfer Fee..................................
     Payment Guarantee Rider Fee...................

6.   TAXES.........................................
     Annuity Policies in General...................
     Qualified  Contracts..........................
     Nonqualified Contracts.......................
     Taxation of Death Benefit Proceeds............
     Annuity Contracts Purchased by Nonresident
            Aliens and Foreign Corporations........
     Transfers, Assignments or Exchanges of
       Contracts...................................
     Possible Tax Law Changes......................
     Diversification and Distribution Requirements.

7.   SURRENDERS....................................
     Surrender of Certain Only Payment Option......
     Surrender of Life With Emergency Cash(SM)
       Payment Option..............................

8.   PERFORMANCE...................................

9.   DEATH BENEFIT.................................

10.  INITIAL PAYMENT GUARANTEE RIDER...............
     Rider Fee.....................................
     Other Terms and Conditions....................

11.  OTHER INFORMATION.............................
     Transamerica Life Insurance Company...........
     The Separate Account..........................
     Voting Rights.................................
     Distributor of the Contracts..................
     Variations in Contract Provisions.............
     IMSA..........................................
     Delay of Payments.............................
     Legal Proceedings.............................
     Financial Statements..........................

TABLE OF CONTENTS OF THE
   STATEMENT OF ADDITIONAL
   INFORMATION.....................................

APPENDIX A
     Condensed Financial Information...............

APPENDIX B
     Historical Performance Data...................

APPENDIX C
     Additional Fund Information...................

APPENDIX D
     Illustrations of Annuity Payment Values.......


No one is authorized to give any information or to make any representations that are not in this prospectus and the SAI (or any sales literature approved by Transamerica). You should rely only on the information contained in these documents. The contracts are not available in all states. This prospectus is not an offer anywhere that would be unlawful.

GLOSSARY OF TERMS


Annuitant and Secondary Annuitant--The person upon whose life the annuity payments are based. For joint options, annuity payments are based upon the lives of both the annuitant and secondary annuitant. Either the annuitant or the secondary annuitant generally must be no older than 75 years of age on the contract issue date.

Annuity Payments--Payments made by us to the payee pursuant to the payment option chosen. Annuity payments may be either variable or a combination of fixed and variable.

Assumed Investment Return or AIR--The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary(ies)--The person(s) who may receive death proceeds or guaranteed payments under this contract when there is no longer a living annuitant (or last annuitant for joint options).

Contract Issue Date--The date the contract becomes effective. This will be stated in the contract. Generally, the date the initial premium is allocated to the separate account.

Owner(s)--"You," "your," and "yours." The person or entity named in the contract specifications section who may, while any annuitant is living, exercise all rights granted by the contract. The annuitant must be the owner, if the contract is a qualified contract. If there is a secondary annuitant, he or she may also be an owner (except for a qualified contract, where only one owner is permitted). The secondary annuitant is never required to be an owner.

Payee--The person or entity to whom annuity payments are paid.

Payment Date--The date an annuity payment is paid to the payee. The payment amount will be determined no more than seven business days before each payment date. We may require evidence that any annuitant(s) and/or payee is/are alive on the payment date.


Separate Account--Retirement Builder Variable Annuity Account, formerly PFL Retirement Builder Variable Annuity Account.

Stabilized Payment--The variable annuity payment you receive. Stabilized payments are determined annually at your contract anniversary and are paid according to the annuity payment frequency you select. You can choose not to stabilize your variable annuity payments in which case each payment fluctuates based on the performance of the selected subaccounts.

Subaccount--The investment options or divisions of the separate account. Each subaccount invests in a different portfolio of the funds. We may make additional subaccounts available in the future.

Successor Owner--The person named by the owner to whom ownership of the contract passes upon the owner's death. If the owner is also the annuitant, the annuitant's beneficiary(ies) is entitled to the death proceeds of the contract. If no person is named, the owner's estate shall be deemed the successor owner.


Supportable Payment--The amount equal to the sum of the variable annuity unit values times the number of variable annuity units in each of the selected subaccounts. The number of variable annuity units will be adjusted to reflect the year-to-date difference between stabilized and non-stabilized payments.

Valuation Day--Each day the New York Stock Exchange is open for trading.

Variable Annuity Unit--Variable annuity payments are expressed in terms of variable annuity units, the value of which fluctuates in relation to the selected subaccounts.

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.   THE ANNUITY CONTRACT


The Fixed and Variable Single Premium Immediate Annuity Contract offered by Transamerica Life Insurance Company (Transamerica, we, us or our), is a contract between you, as the owner, and Transamerica, an insurance company. The contract is intended to provide a stream of income for life or for a specific period of time you select.

2.   PURCHASE

You purchase this contract with a single premium. You cannot make additional premium payments. The minimum premium is $50,000, although we can accept a smaller premium with approval from our home office.

You may return your contract for a refund within 20 days after you receive it. The amount of the refund will generally be the premium we receive plus or minus the investment performance of the subaccounts to which your premium was allocated, if any. We will generally pay the refund within 7 days after we receive written notice of cancellation and the returned contract. The contract will then be deemed void. In some states you may have more or less than 20 days, or receive a refund of more (or less) than the amount described above.

3.   ANNUITY PAYMENTS


Annuity payments may be variable or a combination of fixed and variable. We guarantee the amount of fixed annuity payments. We generally do not, however, guarantee the amount of variable annuity payments. Variable annuity payment amounts are determined by the investment performance of the subaccounts you select. However, you can purchase a minimum payment guarantee rider to ensure a minimum payment amount. See Section 10 for more information.

Annuity payments may be scheduled monthly, quarterly, semiannually, or annually.

We recommend using electronic funds transfer (EFT) to receive your annuity payments whenever possible.

4.   INVESTMENT CHOICES

If you choose variable annuity payments you must also select one or more of the following portfolios described in the One Group Investment Trust prospectus:

One Group Investment Trust
   Bond Portfolio

One Group Investment Trust
   Government Bond Portfolio

One Group Investment Trust
   Balanced Portfolio

One Group Investment Trust
   Large Cap Growth Portfolio

One Group Investment Trust
   Equity Index Portfolio

One Group Investment Trust
   Diversified Equity Portfolio

One Group Investment Trust
   Mid Cap Growth Portfolio

One Group Investment Trust
   Diversified Mid Cap Portfolio

One Group Investment Trust
   Mid Cap Value Portfolio

Your variable annuity payments may go up or down with the investment performance of any of these portfolios. You bear this investment risk.

You may transfer amounts within the various subaccounts. You may also transfer amounts from variable to fixed annuity payments at any time. If you do, then the payment option for the fixed annuity payments will be a continuation of the payment option currently applicable to variable annuity payments. Transfers from fixed to variable annuity payments are not permitted. We may charge a fee for excessive transfers (we currently do not charge for transfers).

5.   EXPENSES

There is a separate account charge of 1.15% annually of average daily net assets if you allocate $50,000 or more to variable annuity payments; if you allocate less than $50,000 to variable annuity payments the separate account charge is 1.35%. This charge will not increase and does not apply to fixed annuity payments.

In some states, a charge for applicable premium taxes ranging from 0% to 3.5% is deducted from the premium when paid.

If you surrender from a Certain Only payment option we will deduct a surrender charge of up to 7% of the premium payment surrendered within the first nine years. If you surrender from a Life with Emergency Cash(SM) payment option, we will deduct a surrender charge of up to 4% of the premium payment surrendered within the first four years. Surrenders are not allowed under any other payment options.

There is an extra charge if you elect the optional payment guarantee rider.

6.   TAXES

You are taxed on the part of your annuity payment considered income. Annuity payments from nonqualified contracts may be considered partly a return of your investment in the contract so that part of each payment would not be taxable as income. Annuity payments from qualified contracts are generally considered as all taxable income.

7.   SURRENDERS

You do not have access to your money and cannot surrender any of your contract unless you select either the Certain Only payment option or Life with Emergency CashSM payment option. No other payment option allows surrenders. If you choose the Certain Only payment option you may surrender the present value of the remaining payments (less any applicable surrender charge). If you choose the Life with Emergency Cash(SM) payment option, we will provide you with a Life with Emergency Cash(SM) benefit schedule that will allow you to determine how much is available to surrender (before deducting any applicable surrender charge). The minimum amount you may surrender is $2,500.

Surrenders may have adverse tax consequences. You should consult with your tax advisor before requesting a surrender.

8.   PERFORMANCE

The amount of your variable annuity payments will vary up or down depending upon the investment performance of the subaccounts you choose. We provide historical, or past, performance information for the portfolios (adjusted to reflect the separate account charge) in Appendix B and in the Statement of Additional Information. This data does not indicate future performance.

9.   DEATH BENEFIT

Some payment options provide a death benefit in the event the annuitant dies after annuity payments begin or if an owner or annuitant dies before annuity payments begin.

10.   PAYMENT GUARANTEE RIDER

The initial payment guarantee is an optional rider that is available to you. Your variable annuity payments will never be less than the initial variable annuity payment.


The charge for this rider is 0.75% annually if you select the 3.5% assumed investment return (AIR) and 1.35% annually if you select the 5.0% AIR.

11.   OTHER INFORMATION


This section of the prospectus contains information on:

 .  Transamerica Life Insurance Company
 .  The Separate Account
 .  Voting Rights
 .  Distributor of the Contracts
 .  Variations of Contract Provisions
 .  IMSA
 .  Delay of Payments
 .  Legal Proceedings
 .  Financial Statements

12.   INQUIRIES

If you need more information, please contact our Administrative and Services Office at:

     Transamerica Life Insurance Company
     Variable Annuity Department
     4333 Edgewood Road N.E.
     P.O. Box 3183
     Cedar Rapids, IA 52406-3183
     (800) 544-3152

------------------------------------------------------------------------------------------------------------------------------------

                                                          EXPENSE TABLE *

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Separate Account Annual Expenses
                             Contract Owner Transaction Expenses                    (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
Sales Load charged to premium.............................   None    Separate Account Charge:
                                                                     ------------------------
Annual Contract Administration Charge.....................   None    Mortality and Expense Risk Charge....................   1.20%
Transfer Fee (for transfers in excess of 6 in any                    (This charge is 1.00% if you allocate $50,000 or
  contract year) /(1)/....................................   $15     more to variable annuity payments)...................
Maximum Surrender Charge                                             Administration Charge................................   0.15%
                                                                                                                             -----
  (as a % of premium payments surrendered)

  .  Life with Emergency Cash(SM)                                    TOTAL................................................   1.35%
     payment option.......................................    4%
  .  Other Life Contingent payment options................   N/A
  .  Certain Only payment option..........................    7%
Payment Guarantee Rider (optional)
  .  3.5% AIR                                               0.75%
  .  5.0% AIR                                               1.35%
------------------------------------------------------------------------------------------------------------------------------------

                        Portfolio Annual Expenses /(2)/

         (as a percentage of average net assets and after fee waivers and/or expense reimbursements)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Total
                                                                                                                          Portfolio
                                                                           Management                 Other                Annual
    Portfolio                                                                 Fees                   Expenses             Expenses
------------------------------------------------------------------------------------------------------------------------------------
     Bond Portfolio.......................................
------------------------------------------------------------------------------------------------------------------------------------
     Government Bond Portfolio............................
------------------------------------------------------------------------------------------------------------------------------------
     Balanced Portfolio...................................
------------------------------------------------------------------------------------------------------------------------------------
     Large Cap Growth Portfolio...........................
------------------------------------------------------------------------------------------------------------------------------------
     Equity Index Portfolio...............................
------------------------------------------------------------------------------------------------------------------------------------
     Diversified Equity Portfolio.........................
------------------------------------------------------------------------------------------------------------------------------------
     Mid Cap Growth Portfolio.............................
------------------------------------------------------------------------------------------------------------------------------------
     Diversified Mid Cap Portfolio........................
------------------------------------------------------------------------------------------------------------------------------------
     Mid Cap Value Portfolio..............................
------------------------------------------------------------------------------------------------------------------------------------


* The expenses herein are only applicable to premium payments allocated to variable annuity payments.

(1) There is currently no charge for any transfers, although Transamerica reserves the right to charge $15 for each transfer in excess of six per year.

(2) The fee table information relating to the portfolios is for the year 2000 and was provided to Transamerica by One Group Administrative Services, Inc., the administrator for One Group Investment Trust, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Therefore, Transamerica disclaims any and all liability for such information. Future expenses may be higher or lower than these expenses.

EXAMPLES - TABLE A



The following examples indicate the expenses you would pay in various situations, based on actual portfolio expenses for 2000, and the following assumptions:
 . a $1,000 investment (and, therefore, a 1.35% separate account charge); . a 5.0% annual return on assets;
 .  monthly payments;

 .  a 3.5% AIR (the expenses using a 5.0% AIR will be no greater than with the
   3.5% AIR unless you elect the payment rider guarantee);
 .  there are no premium taxes;
 .  there are no transfers;
 .  no optional payment guarantee is elected;
 . the entire premium is allocated to each subaccount; and . the annuitant is a 65 year old male.

(Any different assumption(s) would result in different expenses.)

-------------------------------------------------------------------------------------------------------------------------------
                                                                       30 Year Certain Only Annuity
                                          -------------------------------------------------------------------------------------
                                               The contract is not surrendered              The contract is surrendered
-------------------------------------------------------------------------------------------------------------------------------
Subaccounts                                   1         3          5         10         1          3          5          10
                                             Year     Years      Years      Years      Year      Years      Years       Years
-------------------------------------------------------------------------------------------------------------------------------
Bond Portfolio.............................
-------------------------------------------------------------------------------------------------------------------------------
Government Bond Portfolio..................
-------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio.........................
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Portfolio.................
-------------------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio.....................
-------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Portfolio...............
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Portfolio...................
-------------------------------------------------------------------------------------------------------------------------------
Diversified Mid Cap Portfolio..............
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio....................
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                           Single Life Annuity with Emergency Cash(SM)
-------------------------------------------------------------------------------------------------------------------------------
                                               The contract is not surrendered              The contract is surrendered
-------------------------------------------------------------------------------------------------------------------------------
Subaccounts                                   1         3          5         10         1          3          5          10
                                             Year     Years      Years      Years      Year      Years      Years       Years
-------------------------------------------------------------------------------------------------------------------------------
Bond Portfolio.............................
-------------------------------------------------------------------------------------------------------------------------------
Government Bond Portfolio..................
-------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio.........................
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth...........................
-------------------------------------------------------------------------------------------------------------------------------
Portfolio..................................
-------------------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio.....................
-------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Portfolio...............
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Portfolio...................
-------------------------------------------------------------------------------------------------------------------------------
Diversified Mid Cap........................
-------------------------------------------------------------------------------------------------------------------------------
Portfolio..................................
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio....................
-------------------------------------------------------------------------------------------------------------------------------

EXAMPLES-TABLE B
----------------


The following examples indicate the expenses you would pay in various situations, based on actual portfolio expenses for 2000, and the following assumptions:
 . a $1,000 investment (and, therefore, a 1.35% separate account charge);
 . a 5.0% annual return on assets;
 . monthly payments;
 . a 3.5% AIR (the expenses using a 5.0% AIR will be no greater than with the
  3.5% AIR unless you elect the payment rider guarantee);
 . there are no premium taxes;
 . there are no transfers;
 . the optional payment guarantee (1.35%)  is elected;
 . the entire premium is allocated to each subaccount; and . the annuitant is a 65 year old male.

(Any different assumption(s) would result in different expenses.)


-------------------------------------------------------------------------------------------------------------------------------
                                                                       30 Year Certain Only Annuity
-------------------------------------------------------------------------------------------------------------------------------
                                               The contract is not surrendered              The contract is surrendered
-------------------------------------------------------------------------------------------------------------------------------
Subaccounts                                   1         3          5         10         1          3          5          10
                                             Year     Years      Years      Years      Year      Years      Years       Years
-------------------------------------------------------------------------------------------------------------------------------
Bond Portfolio.............................
-------------------------------------------------------------------------------------------------------------------------------
Government Bond Portfolio..................
-------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio.........................
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Portfolio.................
-------------------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio.....................
-------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Portfolio...............
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Portfolio...................
-------------------------------------------------------------------------------------------------------------------------------
Diversified Mid Cap Portfolio..............
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio....................
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                Single Life Annuity with Emergency Cash(SM)
-------------------------------------------------------------------------------------------------------------------------------
                                               The contract is not surrendered              The contract is surrendered
------------------------------------------------------------------------------------------------------------------------------
Subaccounts                                   1         3          5         10         1          3          5          10
                                             Year     Years      Years      Years      Year      Years      Years       Years
------------------------------------------------------------------------------------------------------------------------------
Bond Portfolio.............................
-------------------------------------------------------------------------------------------------------------------------------
Government Bond Portfolio..................
-------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio.........................
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth...........................
-------------------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio.....................
-------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Portfolio...............
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Portfolio...................
-------------------------------------------------------------------------------------------------------------------------------
Diversified Mid Cap........................
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio....................
-------------------------------------------------------------------------------------------------------------------------------

The above tables will assist you in understanding the costs and expenses of the contract and the underlying funds that you will bear, directly or indirectly. The expense table assumes that your entire premium is allocated to the separate account; therefore, it reflects expenses of the separate account as well as the underlying portfolios.

The tables do not reflect any deductions for taxes. Any applicable premium taxes are deducted from the premium when you buy the contract.

The examples are not a representation of past or future expenses. Actual expenses may be more or less than those shown.

Financial Information. Condensed financial information for the subaccounts is in Appendix A to this prospectus.

1.   THE ANNUITY CONTRACT


This prospectus describes The One Income Annuity. This is a single premium immediate annuity contract offered by Transamerica Life Insurance Company.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. You choose the frequency of these payments and the first payment date.


You can use the contract to provide periodic payments over your lifetime or some other specific period of time you select.


The contract is "fixed and variable" because you can allocate your premium between fixed and variable annuity payments. The amount of the fixed annuity payments will not vary and are guaranteed by Transamerica. The amount of the variable annuity payments will vary depending on the investment performance of your investment choices.


It is a "single premium" contract because you purchase it with a single premium. You cannot pay additional premiums.

The contract is an "immediate" contract because the annuity payments generally begin within 30 days and must begin within one year.

2.   PURCHASE

Contract Issue Requirements


Transamerica will not issue a contract unless:
 . Transamerica receives all information needed to issue the contract; and . Transamerica receives your entire single premium payment.


Premium Payment

The minimum premium for a contract is $50,000. Amounts less than $50,000 may be accepted with approval from our home office. You cannot make additional premium payments.

We apply your premium to the contract within two business days after receipt (at our Administrative and Service Office) of both the premium and all necessary information.

If the information is incomplete, we will request the necessary information. If the information is not provided within five days, we will return the premium unless you tell us to keep it until the necessary information is completed.

The date we credit the premium and issue the contract is called the contract issue date. On the contract issue date, we allocate the premium (net of any premium tax deduction) as you specify.


You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the Administrative and Service Office. Your check must be honored in order for us to pay any associated payments and benefits due under the contract.


Allocation of Premium Payment


We will invest the amount of your premium that you allocate to the subaccount(s) on the contract issue date. You must allocate percentages that are whole numbers, not fractions. Your allocations must equal 100% and the minimum amount you may allocate is $50,000.


Variable Annuity Units

The portion of your premium allocated to the subaccounts will be used to purchase variable annuity units. We will determine the number of variable annuity units based upon:
 .  the premium reduced by any premium taxes,

 .  the annuitant's age and sex (and the age and sex of the secondary annuitant, if any),
 .  the payment option you choose,
 .  the frequency of payments you
   choose,
 .  the AIR you choose,
 .  the first payment date, and
 .  the variable annuity unit value of the subaccount(s) you initially select.


The number of variable annuity units allocated to each subaccount will change if you transfer among the subaccounts, transfer from variable to fixed annuity payments or receive cash through a surrender (if allowed). If you choose a joint and survivor payment option and benefits are reduced due to the death of one of the annuitants, the number of variable annuity units will be reduced at that time. Additionally, with stabilized payments the number of your variable annuity units will be adjusted on each contract anniversary.


3.   ANNUITY PAYMENTS

Annuity Payment Dates

We provide annuity payments to the payee on each payment date. You select either a monthly, quarterly, semiannual or annual payment frequency when you purchase the contract. Payments will generally be made by electronic funds transfer. Other disbursement options may be available, if we approve. The first payment date is typically 30 days after we receive the entire single premium and must be within one year of the contract issue date. All subsequent payment dates will generally be on the same day of the month as the first payment date.

Payments Under the Contract

We usually make payments within seven days of the payment date or receipt of all applicable written notices and/or proofs of death.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. Uncashed variable annuity payments will not participate in the performance of the portfolios. Each payee is responsible for keeping us informed of their current address of record.

Stabilized Payments

You will receive variable annuity payments that are "stabilized" or held constant during each contract year, unless you elect at the time of purchase to receive non-stabilized variable annuity payments where each payment will go up or down to reflect investment performance. With stabilized payments, your payment amount will only go up or down to reflect investment performance on an annual basis. Please note that stabilized payments do not include any amounts allocated to fixed payments.

During the first contract year each stabilized payment will equal the initial variable annuity payment. On each contract anniversary, a new stabilized payment will be determined and you will be notified of the new stabilized payment amount for the upcoming contract year.

See the Statement of Additional Information for a more detailed discussion of stabilized payments and changes in the number of variable annuity units credited to your contract and an illustration showing hypothetical changes in the number of variable annuity units.

Variable or Combination Payments


You allocate your premium between fixed and variable payments under a payment option when you buy the contract. You may choose all variable or a combination of fixed and variable annuity payments.


Any portion of your premium allocated to a fixed payment option will always remain allocated to fixed annuity payments. However, you may transfer from variable annuity payments to fixed annuity payments at any time.

If you choose a combination of fixed and variable annuity payments, a portion of your annuity payments will be fixed and a portion will vary. We will guarantee the dollar amount of any fixed portion of each annuity payment; however, the amount of the variable annuity payments will depend upon the investment experience of the underlying portfolios and is not guaranteed.


Under some joint and survivor payment options, the annuity payments decrease upon the death of the annuitant or secondary annuitant (as described for payment options 5, 6, 8, 9, and 13) whether they are fixed or variable.


Assumed Investment Return (AIR)

The assumed investment return you choose is used in the calculation of variable annuity payments.

IF:
 .  the performance of the applicable subaccounts after all expenses is equal to the AIR;
THEN:
 . the variable annuity payments will remain constant.

IF:
 .  the performance of the subaccounts after all expenses exceeds the AIR;
THEN:
 .  the variable annuity payments will increase.

IF:
 .  the performance of the subaccounts after all expenses is less than the AIR;
THEN:
 .  the variable annuity payments will decrease.

You choose either a 3.5% AIR or a 5% AIR.

IF:
 .  you choose a 5% AIR instead of a 3.5% AIR;
THEN:
 .  payments will increase less during periods of good investment performance
   (i.e., when investment performance exceeds the AIR) and decrease more during periods of poor investment performance (i.e., when investment performance is below the AIR).

IF:
 .  you choose a 3.5% AIR instead of a 5% AIR;
THEN:
 . you will receive a lower initial payment; and . payments will increase more during periods of good investment performance
   (i.e., when investment performance exceeds the AIR) and decrease less during periods of poor investment performance (i.e., when investment performance is below the AIR).

See Appendix D for an illustration of the difference in the two AIRs.

Calculation of Variable Payments


The stabilized payment is calculated on your contract anniversary. The amount of the payment is determined by taking the number of variable annuity units in each subaccount and multiplying them by the variable annuity unit value of each subaccount. The number of variable annuity units is adjusted to reflect the year to date difference between stabilized payments and non-stabilized payments. This calculation is performed for each subaccount and the sum of the subaccounts will equal the amount of your stabilized variable annuity payment.

Non-stabilized payments are calculated in accordance with the payment frequency you have chosen.


The variable annuity unit value in a particular subaccount on any valuation day is equal to:
 .  the variable annuity unit value for that subaccount on the immediately preceding valuation day; multiplied by
 .  the net investment factor for that subaccount for the valuation period;
   multiplied by
 .  the daily factor for the valuation period.

The daily factor for the valuation period (the period of time beginning at the close of business each valuation day and ending at the close of business on the next valuation day) is a discount factor that reflects the AIR. Please refer to the Statement of Additional Information.

The net investment factor used to calculate the variable annuity unit value for each subaccount for the valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where: (a) is the net result of:
 .  the net asset value of a portfolio share held in that subaccount determined as of the end of the current valuation period, plus
 . the per share amount of any dividend or capital gain distributions made by the portfolio for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
 . a per share credit or charge for any taxes reserved for, which we determine to have resulted from the investment operation of the subaccount.

(b) is the net asset value of a portfolio share held in that subaccount determined as of the end of the immediately preceding valuation period; and

(c) is an amount representing the separate account charge and any applicable rider charge (shown in the contract specifications section of the contract).

Payment Options

You select the payment option and the number of guaranteed years, if any. You cannot change the payment option and guarantee period after we issue the contract. Please note that generally you can only select one payment option. We currently offer the options described below.


The dollar amount of each variable annuity payment will depend on the investment performance of the portfolio(s) you select. The dollar amount will also depend on the payment option you select (it may be different for each of the various payment options). The number of annuity payments may depend on how long the annuitant or a secondary annuitant, if any, lives. It is possible that the sum of annuity payments received may be less than the premium (except for option 10
- Life Annuity with Premium Refund Payments).

1.   Certain Only Annuity. This option provides annuity payments for a
     --------------------
guaranteed period (20-30 years). You choose the guaranteed period. If the annuitant dies prior to the last guaranteed payment date, we will either:
 .    continue payments as they become due; or
 .    pay the present value of the remaining payments in a lump sum to the beneficiary when we receive due proof of the annuitant's death.



If the lump sum death benefit is chosen, and the payments under this option are variable, the present value of the remaining payments is calculated as of the date we receive due proof of the annuitant's death, using the AIR you chose when the contract was issued. If the payments under this option are fixed, the value of the remaining payments is calculated using Transamerica's declared interest rates in effect at the time the contract was purchased.

No additional payments will be made under this option if the annuitant dies after all the guaranteed payments have been made.


If you choose the Certain Only payment option and you have stabilized payments, then your final stabilized payment will equal the current supportable payment at that time.

Under this option, you can make full or partial surrenders from the contract prior to the last payment date. The amount you surrender must be at least $2500.

A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences.

You should consult a tax advisor before requesting a full or partial surrender.

2.   Single Life Annuity. This option provides annuity payments for the
     -------------------
annuitant's lifetime, no matter how long that may be. The final payment will be the payment made immediately prior to the death of the annuitant. No additional payments will be made after the annuitant dies.

With this option there is the risk that only one (or a few) annuity payment will be made if the annuitant dies shortly after the payments begin.

No surrenders are permitted under this option.

3. Single Life Annuity with Period Certain. This option provides annuity
   ---------------------------------------
payments for a guaranteed period (5 to 30 years) or for the life of the annuitant, whichever is later. The final annuity payment will be the later of either the last guaranteed payment or the scheduled annuity payment immediately prior to the annuitant's death. If the annuitant dies prior to the last guaranteed payment date, we will make payments to the beneficiary when we receive due proof of the annuitant's death. No additional payments will be made if the annuitant dies after all guaranteed payments have been made.

No surrenders are permitted under this option.

4.   100% Joint and Survivor Life Annuity. This option provides annuity payments
     ------------------------------------
for the annuitant and the secondary annuitant's lifetimes. After the death of either the annuitant or the secondary annuitant, we will continue to provide the full amount of annuity payments to the survivor. Annuity payments stop when both the annuitant and the secondary annuitant die.

No surrenders are permitted under this option.

5. Joint and Survivor Life Annuity with Reduced Annuity Payments to the
   --------------------------------------------------------------------
Secondary Annuitant. This option is similar to option 4 above, except that
-------------------
annuity payments are higher while both the annuitant and the secondary annuitant are living, and then are lower if the annuitant dies before the secondary annuitant. The final annuity payment will be the one made immediately before the last surviving annuitant's death. No additional annuity payments will be made after the death of both annuitants.

If the annuitant dies before the secondary annuitant, the amount of the fixed annuity payments will be reduced to the percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%.

If the secondary annuitant dies before the annuitant, we will continue to make annuity payments as they are due, and the amount of the annuity payments will not go down due to the death.

No surrenders are permitted under this option.

6. Joint and Last Survivor Life Annuity. This option provides annuity payments
   ------------------------------------
for the annuitant's and secondary annuitant's lifetimes. Payments are higher while both annuitants are living and decrease upon the death of either the annuitant or the secondary annuitant. The final annuity payment will be the one made immediately before the death of the last surviving annuitant. No additional annuity payments will be made after the death of both annuitants.

Upon the first death, the amount of the fixed annuity payments will be reduced to a percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%.

No surrenders are permitted under this option.

7. 100% Joint and Survivor Life Annuity with Period Certain. This option
   --------------------------------------------------------
provides annuity payments for a guaranteed period (5-30 years) or for the annuitant's and secondary annuitant's lifetimes, whichever is later. The final annuity payment will be the later of the last guaranteed payment or the annuity payment made immediately prior to the last surviving annuitant's death. No additional payments will be made if both annuitants die after all guaranteed payments have been made.

If both annuitants die prior to the last guaranteed payment date, we will continue to make guaranteed payments to the beneficiary as they become due for the remainder of the guaranteed period.

No surrenders are permitted under this option.

8. Joint and Survivor Life Annuity with Period Certain and Reduced Annuity
--------------------------------------------------------------------------
Payments to the Secondary Annuitant. This option is similar to option 7 above,
-----------------------------------
except that annuity payments are higher while both the annuitant and the secondary annuitant are living, and then are lower if the annuitant dies before the secondary annuitant and after the guaranteed period. The final annuity payment will be the later of the last guaranteed payment or the annuity payment made immediately prior to the last surviving annuitant's death. No additional payments will be made if both annuitants die after all guaranteed annuity payments have been made.

If the annuitant dies before the secondary annuitant and after the guaranteed period, the amount of the fixed annuity payments will be reduced to the percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%.

If the secondary annuitant dies before the annuitant, we will continue to make annuity payments as they are due, and the amount of the annuity payments will not go down due to the death.

No surrenders are permitted under this option.

9. Joint and Last Survivor Life Annuity with Period Certain. This option
   --------------------------------------------------------
provides annuity payments for a guaranteed period (5-30 years) or for the annuitant's and secondary annuitant's lifetimes, whichever is later. Payments are higher while both annuitants are living and decrease after the guarantee period upon the death of either the annuitant or the secondary annuitant. The final annuity payment will be the later of the last guaranteed payment or the annuity payment made immediately prior to the last surviving annuitant's death. No additional annuity payments will be made after the death of both annuitants.

Upon the first death after the guaranteed period (or the end of the guaranteed period if the first death occurred prior thereto), the amount of the fixed annuity payments will be reduced to a percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%.

No surrenders are permitted under this option.

10. Life Annuity with Premium Refund Payment. This option provides annuity
    ----------------------------------------
payments for the annuitant's lifetime. The final annuity payment will be either the payment made immediately prior to the annuitant's death or the premium refund benefit.

We will pay the premium refund benefit to the beneficiaries if, at the date of the annuitant's death, the sum of all the annuity payments made is less than the premium. The premium refund benefit will be the premium less the sum of the previously distributed variable and fixed annuity payments.

No surrenders are permitted under this option.

11. Single Life Annuity with Emergency Cash(SM). This option provides annuity
    -------------------------------------------
payments for the annuitant's lifetime. With the Life with Emergency Cash(SM) feature, you are able to surrender all or a portion of the Life with Emergency Cash(SM) benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash(SM) benefit schedule as a rider to the contract that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences. The Life with Emergency Cash(SM) benefit will continue through age 100 of the annuitant.

You should consult a tax advisor before requesting a full or partial surrender.

The Life with Emergency Cash(SM) benefit is also a death benefit that is paid upon the death of the annuitant.

For qualified contracts the death benefit ceases at the date the annuitant reaches the IRS age limitation (determined at the contract issue date).

12. Joint and Survivor Life Annuity with Emergency Cash(SM). This option provides annuity payments to the annuitant and the secondary annuitant while both are living. After the death of either the annuitant or the secondary annuitant, we will continue to provide the full amount of annuity payments to the survivor. With the Life with Emergency Cash(SM) feature, you are able to surrender all or a portion of the Life with Emergency Cash(SM) benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash(SM) benefit schedule as a rider to the contract that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences. The Life with Emergency Cash(SM) benefit will continue through age 100 of the younger of the annuitant and the secondary annuitant.

You should consult a tax advisor before requesting a full or partial surrender.

The Life with Emergency Cash(SM) benefit is also a death benefit that is paid upon the death of the last annuitant.

For qualified contracts the death benefit ceases at the date of the IRS joint age limitation (determined at the contract issue date.)

13.  Joint and Survivor Life Annuity with Emergency Cash(SM) and Reduced Annuity
     ---------------------------------------------------------------------------
Payments to the Secondary Annuitant. This option is similar to option 12 above,
-----------------------------------
except that annuity payments are higher while both the annuitant and the secondary annuitant are living, and then are lower if the annuitant dies before the secondary annuitant.

If the annuitant dies before the secondary annuitant, the amount of the fixed annuity payments will be reduced to the percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%. Likewise, the Life with Emergency Cash(SM) benefit amount that is available to surrender and available as a death benefit will be reduced to 50%, 66.67% or 75%.

If the secondary annuitant dies before the annuitant, we will continue to make annuity payments as they are due, and the amount of the annuity payments will not go down due to the death.

Other payment options may be made available.

PLEASE NOTE CAREFULLY THAT IF:

 . you choose a Single Life Annuity, 100% Joint and Survivor Life Annuity, Joint and Survivor Life Annuity with Reduced Annuity Payments to the Secondary Annuitant, or Joint and Last Survivor Annuity; and

 .  the annuitant(s) dies before the due date of the second annuity payment;

THEN:

 .  we may make only the one payment.

Please also note that the federal income tax laws may limit your payment options where the contract is used as a qualified contract.

4.   INVESTMENT CHOICES

The Separate Account

The separate account currently consists of nine subaccounts.

The subaccounts invest in shares of the nine portfolios of the One Group Investment Trust. Banc One Investment Advisors, an indirect subsidiary of Bank One Corporation, provides investment advice for all of the underlying portfolios offered through this contract. The following subaccounts are currently offered:

One Group Investment Trust
     Bond Portfolio
One Group Investment Trust
     Government Bond Portfolio
One Group Investment Trust
     Balanced Portfolio
One Group Investment Trust
     Large Cap Growth Portfolio
One Group Investment Trust
     Equity Index Portfolio
One Group Investment Trust
     Diversified Equity Portfolio
One Group Investment Trust
     Mid Cap Growth Portfolio
One Group Investment Trust
     Diversified Mid Cap Portfolio
One Group Investment Trust
     Mid Cap Value Portfolio

The general public may not purchase shares of these underlying portfolios. The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment advisor or manager. The investment results of the portfolios, however, may differ from the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment advisor or manager.

Detailed information about the underlying portfolios may be found in the current prospectus for the One Group Investment Trust. It includes a description of each portfolio's investment objectives, policies, and strategies. The One Group Investment Trust prospectus is attached to this prospectus. You should read the prospectus for the One Group Investment Trust carefully before you invest.

Allocation Models

Investment allocation models are offered in connection with this product at no charge. The models may or may not achieve any desired goals or protect against a loss. See the Statement of Additional Information for further information about the models.

See Appendix C for Additional Fund Information.

Transfers

Transfers are made using the variable annuity unit values for the end of the day when we receive your request (that is, at the end of the valuation period during which we receive your request).

We reserve the right to impose transfer charges.

The percent of the allocation in each subaccount will change over time with its investment performance. You should periodically review the allocations in light of market conditions and financial objectives.

The contract you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to an underlying portfolio. We reserve the right to reject any transfer request from any person, if, in our judgment, an underlying portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject our purchase order.

Transfers Among Subaccounts. You may transfer amounts among subaccounts by
---------------------------
telephoning us or by providing us with a notice you have signed or an electronic notice that gives us the facts that we need.

Transfers from Variable to Fixed Payments. You may transfer all or a part of the
-----------------------------------------
value of variable annuity payments to fixed annuity payments by telephoning us or providing us with a notice you have signed or an electronic notice that gives us the facts that we need. If you transfer from variable annuity payments to fixed annuity payments, the payment option for fixed annuity payments will be a continuation of the payment option under which the variable annuity payments were being made, or a continuation of the fixed payment option that may already exist.

For example, if you received variable annuity payments for two years under a 10 Year Certain and Life Option and elect to transfer to fixed annuity payments, your payment option would be an 8 Year Certain and Life Option. If your variable payment option is Life with Emergency Cash(SM), you will receive a separate Life with Emergency Cash(SM) benefit schedule for your fixed payments.

Transfers from variable to fixed annuity payments may have tax consequences. You should consult a tax advisor before making a transfer from variable to fixed annuity payments.

Transfers from Fixed to Variable Payments. You may not transfer from fixed to variable annuity payments.

5.   EXPENSES

The following are all the charges made under the contract.

Separate Account Charges

A daily charge is deducted from the assets of each subaccount for our assumption of mortality and expense risks, and our administration expenses. If the amount you allocate to variable annuity payments is less than $50,000, a daily mortality and expense risk charge will be deducted at an effective annual rate of 1.20%; otherwise, the mortality and expense risk charge will be 1.00%.

An administration expense charge will also be deducted daily from the assets of each subaccount at an effective annual rate of 0.15%. We guarantee that the mortality and expense risk and administrative charges will never increase.

The mortality risk arises from our obligation to provide annuity income for your life (and the life of the secondary annuitant, if any) no matter how long that might be. The expense risk results from our obligation to cover the cost of issuing and administering the contracts, no matter how long we may incur such cost or how large that cost may be. The administration expense charge is for administering the contracts. We may earn a profit from the separate account charge (and expect to do so). Any profit can be used for distribution expenses or for any other purpose.

Expenses of the Portfolios

The portfolios are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the portfolios underlying the subaccounts, and therefore affects the variable annuity unit value.

Premium Taxes

Some states charge a premium tax based on the amount of your premium. State premium taxes currently range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you live in a place that has premium taxes, any amount needed to provide for the applicable premium taxes is deducted from your premium. We allocate the remainder of your premium to the subaccounts and/or to the purchase of fixed annuity payments.

Other Taxes

We reserve the right to charge for certain taxes (other than premium taxes) that may be incurred due to the contracts or the separate account. Currently, we do not charge for any other taxes.

Surrender Charge

If you select a Certain Only payment option, you may surrender all or a portion of your contract. For Certain Only variable annuity payments, the following schedule shows the surrender charges that apply during the first nine years:

------------------------------------------------------
                                Surrender Charge
   Number of Years Since      (as a percentage of
    Premium Payment Date            premium)
------------------------------------------------------
            0-1                        7%
------------------------------------------------------
            1-2                        7%
------------------------------------------------------
            2-3                        6%
------------------------------------------------------
            3-4                        6%
------------------------------------------------------
            4-5                        5%
------------------------------------------------------
            5-6                        4%
------------------------------------------------------
            6-7                        3%
------------------------------------------------------
            7-8                        2%
------------------------------------------------------
            8-9                        1%
------------------------------------------------------
         9 or more                     0%
------------------------------------------------------

For Certain Only fixed annuity payments, there is a 2% surrender charge in the calculation of the surrender value.

If you select the Life with Emergency Cash(SM) payment option, you may also surrender all or a portion of your contract. The following schedule shows the surrender charges that apply during the first four years for the Life with Emergency Cash(SM) payment option:

------------------------------------------------------
                                Surrender Charge
   Number of Years Since      (as a percentage of
    Premium Payment Date            premium)
------------------------------------------------------
            0-1                        4%
------------------------------------------------------
            1-2                        3%
------------------------------------------------------
            2-3                        2%
------------------------------------------------------
            3-4                        1%
------------------------------------------------------
         4 or more                     0%
------------------------------------------------------


Transfer Fee

There is currently no charge for transfers. We reserve the right to charge $15 for each transfer over six per contract year (all transfers made simultaneously will be treated as a single request).

Payment Guarantee Rider Fee

If you elect the initial payment guarantee, there is a rider fee of 0.75% annually of the daily net asset value for the 3.5% AIR and a rider fee of 1.35% annually of the daily net asset value for the 5.0% AIR.

6.   TAXES

NOTE: Transamerica has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Transamerica has included an additional discussion regarding taxes in the Statement of Additional Information.

Annuity Contracts in General

Generally you will not be taxed on your annuity contract until you take the money out, either as a withdrawal or as an annuity payment. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or nonqualified.

Qualified Contracts

Qualified contracts are issued in connection with Individual Retirement Annuities (IRAs); Tax-Sheltered Annuities made available to employees of certain public school systems and tax-exempt organizations (403(b) plans); corporate and self-employed individual sponsored Pension, Profit Sharing and H.R. 10 Plans.


Withdrawals and Annuity Payments. Generally, withdrawals and annuity payments
--------------------------------
from qualified contracts are subject to federal income tax, and in most states, to state income tax. The amount of any distribution attributable to after-tax contributions is not subject to federal income tax.

The Internal Revenue Code also provides that withdrawals may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:

 .  paid on or after the taxpayer reaches age 59 1/2;
 .  paid after the taxpayer dies;
 .  paid if the taxpayer becomes totally disabled (as that term is defined in the
   Internal Revenue Code); or
 . paid in a series of substantially equal payments made at least annually for the life or life expectancy of the annuitant or joint annuitant.

There may be other reasons or circumstances that allow a withdrawal in your particular situation to be exempt from the 10% penalty. You should consult your legal counsel or tax adviser if you are considering purchasing or requesting withdrawals from a qualified contract.

Nonqualified Contracts

If you purchase the contract as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your contract is referred to as a nonqualified contract.

Annuity Payments. Generally, the annuity payments from a nonqualified contract
----------------
include both a return of premium and interest or investment gain. Accordingly, only a portion of the annuity payments you receive will be includable in your gross income and subject to federal income tax and state income tax, where applicable. However, when the entire premium has been recovered or returned, the full amount of any additional annuity payments is includable in gross income.

Currently capital gains tax rates are not applicable to annuities.

If, after the contract issue date, annuity payments stop because an annuitant died, any premium that has not been recovered is generally allowable as a deduction for your last taxable year.

Surrenders. In a recent ruling, the Internal Revenue Service indicated that part
-----------
of a partial surrender from an immediate annuity on or after the annuity starting date might be excludable from income. In prior rulings, however, the IRS had concluded that the entire amount of such a partial surrender from a non-qualified contract was taxable as ordinary income. Transamerica currently intends to report amounts received under such a partial surrender in accordance with the IRS's most recent ruling. Given the uncertainty in this area, your should consult a tax adviser regarding the tax consequences to you of a partial surrender. If you surrender your contract, the amount that is taxable is the excess of the amount distributed to you over the unrecovered investment in the contract. You should consult a tax advisor before partially or fully surrendering your contract.

The Internal Revenue Code also provides that surrenders may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. They include any amounts:

 .  paid on or after the taxpayer reaches age 59 1/2;
 .  paid after an owner dies;
 .  paid if the taxpayer becomes totally disabled (as that term is defined in the
   Internal Revenue Code);
 .  paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity; or . which come from premium payments made prior to August 14, 1982.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:

 .  if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
 . if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total premium payments, less amounts received, which were not includable in gross income.


Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Contracts

A transfer of ownership or assignment of a contract, the designation of an annuitant, payee or beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser in respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the contract.

Diversification and Distribution Requirements


The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order for a nonqualified contract to be treated as an annuity contract. The contract must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the Statement of Additional Information. Transamerica may modify the contract to attempt to maintain favorable tax treatment.

7.   SURRENDERS

You may not surrender any portion of a contract unless either the Certain Only or Life with Emergency Cash(SM) payment option is selected. No other payment option allows surrenders. The amount you surrender must be at least $2,500. A partial surrender will reduce all future payments. Surrenders may have adverse tax consequences. If you do not specify which investment option(s) the surrender should come out of, then it will be taken out pro rata from your existing allocations. You should consult with your tax advisor before requesting a full or partial surrender.

Surrender of Certain Only Payment Option

For Certain Only fixed annuity payments the surrender value is 98% of the present value of the remaining payments (using Transamerica's declared interest rates in effect at the time of the contract was purchased). For Certain Only variable annuity payments, the surrender value is the present value of future payments (using the AIR you chose when the contract was issued) less any applicable surrender charge. For information concerning the calculation of the present value of future payments, please refer to the Statement of Additional Information.

Surrender of Life with Emergency Cash(SM)
Payment Option

If you select the Life with Emergency Cash(SM) payment option, we will provide you with a Life with Emergency Cash(SM) benefit schedule that will allow you to estimate how much is available to surrender (before deducting any applicable surrender charge).

8.   PERFORMANCE

Performance information for the subaccounts may appear in reports and advertising. The performance information is based on adjusted historical investment experience of the subaccounts and the underlying portfolios and does not indicate or represent future performance.

Total returns of the subaccounts may be advertised. Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable annuity charges.

A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

Some subaccounts may also advertise yield. These measures reflect the income generated by an investment in the subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses.

Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

9.   DEATH BENEFIT


If any owner dies before the first annuity payment, the premium we receive (plus or minus investment performance) will be paid as a death benefit. More information on how we pay it is in the Statement of Additional Information.


If an owner, who may or may not also be an annuitant, dies on or after the annuity starting date, we will pay the remaining portion of the annuity payments due under the contract, if any, in the same manner and frequency (at least as rapidly) as under the method of distribution used before such owner's death.


Death Benefits under Payment Options 10, 11, 12, and 13 will be paid in a lump sum.


If the deceased owner's surviving spouse is the sole successor owner, then on such owner's death such surviving spouse may elect to become the sole owner under the contract and to continue the contract as his or her own.

If a non-natural person is named as an owner, then the primary annuitant, as defined in the Code, shall be treated as an owner solely for the purposes of the distribution at death rules. The entire interest in the contract must be distributed upon the annuitant's death, if the annuitant dies prior to the first payment date.

If the deceased owner was also the annuitant, then the beneficiary is entitled to the proceeds described above in this section (unless the deceased owner's surviving spouse is the sole successor owner). If no person is named as the beneficiary, the owner's estate shall be deemed the beneficiary.

Note carefully. In instances where the owner's estate is deemed to be the
--------------
successor owner or beneficiary, it may be necessary to open a probate estate in order to exercise ownership rights to, or receive death proceeds from, the contract. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless we have received written notice of the trust as a successor owner or beneficiary prior to the owner's death, that trust may not exercise ownership rights to, or receive death proceeds from, the contract.

In all events, distributions upon the death of an owner will comply with section 72(s) of the Code.


10.   INITIAL PAYMENT GUARANTEE RIDER

You may only elect to purchase the initial payment guarantee rider at the time you purchase your contract. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee. If you do not purchase this payment guarantee you will receive non-guaranteed stabilized payments unless you elect otherwise.


The initial payment guarantee does not establish or guarantee the performance of any subaccount.

With the initial payment guarantee, you receive stabilized payments that are guaranteed to never be less than the initial payment (i.e., the guaranteed payment).

Rider Fee

There is a charge for the initial payment guarantee rider. This fee is reflected in the amount of the annuity payments that you receive if you select either payment guarantee rider. It is deducted in the same manner as the separate account charge since it is reflected in the calculation of the annuity unit values.


If you select the 3.5% AIR, the initial payment guarantee rider fee is equal to an annual rate of 0.75% of the daily net asset value in the subaccounts. If you select the 5.0% AIR, the initial payment guarantee rider fee is equal to an annual rate of 1.35% of the daily net asset value in the subaccounts.

Other Terms and Conditions

You must purchase the initial payment guarantee when you purchase your contract. You cannot add or delete this payment guarantee after you purchase your contract.


The payment guarantee is available with the 3.5% AIR and the 5.0% AIR.

You cannot elect this payment guarantee unless you choose one of the four investment allocation models.

Termination. The initial payment guarantee rider is irrevocable.
-----------

The initial payment guarantee benefit may not be available in all states.

11.   OTHER INFORMATION


Transamerica Life Insurance Company

As of March 1, 2001, PFL Life Insurance Company changed its name to Transamerica Life Insurance Company. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It sells life and health insurance and annuity contracts. Transamerica is a wholly-owned indirect subsidiary of AEGON USA, Inc. All of the stock of AEGON USA, Inc., is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in the District of Columbia, Guam, and in all states except New York.

All obligations arising under the contracts, including the promise to make annuity payments, are general corporate obligations of Transamerica.


The Separate Account


Transamerica established a separate account, called the Retirement Builder Variable Annuity Account, under the laws of the State of Iowa on March 29, 1996. The separate account receives and currently invests the premium payments under the contracts that are allocated to it for investment only in shares of One Group Investment Trust. Detailed information about the One Group Investment Trust portfolios is contained in the prospectus that is attached to this prospectus. You should read the prospectus for each of the underlying portfolios of the One Group Investment Trust before you invest.

The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. The obligations to pay the benefits due under the contract are Transamerica's responsibility.

The assets of the separate account are held in Transamerica's name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business Transamerica may conduct.

Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the Commission at 1-800-SEC-0330. In addition, the SEC maintains a web site (http://www.sec.gov) that contains other information regarding the separate account.

Voting Rights


Transamerica will vote all shares of the underlying portfolios in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, if it is determined that we are permitted to vote the shares in our own right, we may do so.


Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Contracts


AFSG Securities Corporation is the principal underwriter of the contracts. Like Transamerica, it is an indirect wholly-owned subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc.
(NASD). It was incorporated in Pennsylvania in 1986.

Commissions of up to 6% of premium payments will be paid to broker/dealers who sell the contracts under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. Transamerica may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the contracts.

Variations in Contract Provisions

Certain provisions of the contracts may vary from the descriptions in this prospectus in order to comply with different state laws. See your contract for variations since any such state variations will be included in your contract or in riders or endorsements attached to your contract.

IMSA


Transamerica is a member of the Insurance Marketplace Standards Association
(IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

Delay of Payments


Transamerica may delay any payments from the separate account if:


 .  the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted; or . an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
 .  the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from and within the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer fixed annuity payments for up to six months.

If a check has been submitted as the premium, we have the right to defer any payments until the check has been honored.

Legal Proceedings


There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Transamerica.


Financial Statements


The financial statements of Transamerica and the subaccounts are in the Statement of Additional Information.


TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION


Glossary of Terms
The Contract-General Provisions
Federal Tax Matters
Investment Experience
State Regulation of Transamerica
Administration
Records and Reports
Distribution of the Contracts
Other Products
Custody of Assets
Historical Performance Data
Legal Matters
Independent Auditors
Other Information
Financial Statements

For a free copy of the Statement of Additional Information please call us at
(800) 544-3152 or write us at: Transamerica Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road N.E., P.O. Box 3183, Cedar Rapids, Iowa, 52406-3183.

                                  APPENDIX A

                       CONDENSED FINANCIAL INFORMATION*

The equivalent accumulation unit values and the number of variable equivalent accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

  The mortality and expense risk charge is 1.20% for allocations of less than
                     $50,000 to variable annuity payments.
                (Total Separate Account Annual Expenses: 1.35%)

====================================================================================================================
                                     Equivalent Accumulation                                Number of Equivalent
                                          Unit Value at         Equivalent Accumulation         Accumulation
                                        Beginning of Year      Unit Value at End of Year    Units at End of Year
--------------------------------------------------------------------------------------------------------------------
Bond Portfolio
    2000.........................             $0.983938
    1999.........................             $1.000000                $0.983938                   1,000
--------------------------------------------------------------------------------------------------------------------
Government Bond Portfolio
    2000.........................             $0.985060
    1999.........................             $1.000000                $0.985060                   1,000
--------------------------------------------------------------------------------------------------------------------
Balanced Portfolio
    2000.........................             $1.022401
    1999.........................             $1.000000                $1.022401                   1,000
--------------------------------------------------------------------------------------------------------------------
Large Cap Growth Portfolio
    2000.........................             $1.105506
    1999.........................             $1.000000                $1.105506                   1,000
--------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio
    2000.........................             $1.066075
    1999.........................             $1.000000                $1.066075                   1,000
--------------------------------------------------------------------------------------------------------------------
Diversified Equity Portfolio
    2000.........................             $1.038497
    1999.........................             $1.000000                $1.038497                   1,000
--------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Portfolio
    2000.........................             $1.126849
    1999.........................             $1.000000                $1.126849                   1,000
--------------------------------------------------------------------------------------------------------------------
Diversified Mid Cap Portfolio
    2000.........................             $1.072241
    1999.........................             $1.000000                $1.072241                   1,000
--------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio
    2000.........................             $1.025179
    1999.........................             $1.000000                $1.025179                   1,000
====================================================================================================================

* For financial reporting purposes, "Equivalent Accumulation Unit Value" and "Equivalent Accumulation Units" are used. These Equivalent Accumulation Unit Values and Equivalent Accumulation Units are not used in the calculation of annuity payments, nor may they be used to establish any other contract values.

   The mortality and expense risk charge is 1.20% for allocations of less than $50,000 to variable annuity payment and the initial payment guarantee rider charge is 0.75%.

                (Total Separate Account Annual Expenses: 2.10%)

====================================================================================================================
                                       Equivalent Accumulation                            Number of Equivalent
                                            Unit Value at       Equivalent Accumulation       Accumulation
                                          Beginning of Year    Unit Value at End of Year  Units at End of Year
--------------------------------------------------------------------------------------------------------------------
Bond Portfolio
    2000.........................             $0.983535
    1999.........................             $1.000000                $0.983535                   1,000
--------------------------------------------------------------------------------------------------------------------
Government Bond Portfolio
    2000.........................             $0.984659
    1999.........................             $1.000000                $0.984659                   1,000
--------------------------------------------------------------------------------------------------------------------
Balanced Portfolio
    2000.........................             $1.021979
    1999.........................             $1.000000                $1.021979                   1,000
--------------------------------------------------------------------------------------------------------------------
Large Cap Growth Portfolio
    2000.........................             $1.050550
    1999.........................             $1.000000                $1.050550                   1,000
--------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio
    2000.........................             $1.065642
    1999.........................             $1.000000                $1.065642                   1,000
--------------------------------------------------------------------------------------------------------------------
Diversified Equity Portfolio
    2000.........................             $1.038078
    1999.........................             $1.000000                $1.038078                   1,000
--------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Portfolio
    2000.........................             $1.126389
    1999.........................             $1.000000                $1.126389                   1,000
--------------------------------------------------------------------------------------------------------------------
Diversified Mid Cap Portfolio
    2000.........................             $1.071804
    1999.........................             $1.000000                $1.071804                   1,000
--------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio
    2000.........................             $1.024752
    1999.........................             $1.000000                $1.024752                   1,000
====================================================================================================================

The mortality and expense risk charge is 1.00% for allocations over $50,000 to variable annuity payments.
                (Total Separate Account Annual Expenses: 1.15%)

====================================================================================================================
                                       Equivalent Accumulation                              Number of Equivalent
                                            Unit Value at       Equivalent Accumulation         Accumulation
                                          Beginning of Year    Unit Value at End of Year    Units at End of Year
--------------------------------------------------------------------------------------------------------------------
Bond Portfolio
    2000.........................             $0.984871
    1999.........................             $1.000000                $0.984871                   1,000
--------------------------------------------------------------------------------------------------------------------
Government Bond Portfolio
    2000.........................             $0.985998
    1999.........................             $1.000000                $0.985998                   1,000
--------------------------------------------------------------------------------------------------------------------
Balanced Portfolio
    2000.........................             $1.023372
    1999.........................             $1.000000                $1.023372                   1,000
--------------------------------------------------------------------------------------------------------------------
Large Cap Growth Portfolio
    2000.........................             $1.106550
    1999.........................             $1.000000                $1.106550                   1,000
--------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio
    2000.........................             $1.067088
    1999.........................             $1.000000                $1.067088                   1,000
--------------------------------------------------------------------------------------------------------------------
Diversified Equity Portfolio
    2000.........................             $1.039485
    1999.........................             $1.000000                $1.039485                   1,000
--------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Portfolio
    2000.........................             $1.127916
    1999.........................             $1.000000                $1.127916                   1,000
--------------------------------------------------------------------------------------------------------------------
Diversified Mid Cap Portfolio
    2000.........................             $1.073258
    1999.........................             $1.000000                $1.073258                   1,000
--------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio
    2000.........................             $1.026151
    1999.........................             $1.000000                $1.026151                   1,000
====================================================================================================================

     The mortality and expense risk charge is 1.00% for allocations over
             $50,000 to variable annuity payments and the initial
                   payment guarantee rider charge is 0.75%.
                (Total Separate Account Annual Expenses: 1.90%)

====================================================================================================================
                                       Equivalent Accumulation                              Number of Equivalent
                                            Unit Value at       Equivalent Accumulation         Accumulation
                                          Beginning of Year    Unit Value at End of Year    Units at End of Year
--------------------------------------------------------------------------------------------------------------------
Bond Portfolio
    2000.........................             $0.983818
    1999.........................             $1.000000                $0.983818                   1,000
--------------------------------------------------------------------------------------------------------------------
Government Bond Portfolio
    2000.........................             $0.984940
    1999.........................             $1.000000                $0.984940                   1,000
--------------------------------------------------------------------------------------------------------------------
Balanced Portfolio
    2000.........................             $1.022275
    1999.........................             $1.000000                $1.022275                   1,000
--------------------------------------------------------------------------------------------------------------------
Large Cap Growth Portfolio
    2000.........................             $1.105371
    1999.........................             $1.000000                $1.105371                   1,000
--------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio
    2000.........................             $1.065947
    1999.........................             $1.000000                $1.065947                   1,000
--------------------------------------------------------------------------------------------------------------------
Diversified Equity Portfolio
    2000.........................             $1.038369
    1999.........................             $1.000000                $1.038369                   1,000
--------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Portfolio
    2000.........................             $1.126710
    1999.........................             $1.000000                $1.126710                   1,000
--------------------------------------------------------------------------------------------------------------------
Diversified Mid Cap Portfolio
    2000.........................             $1.072106
    1999.........................             $1.000000                $1.072106                   1,000
--------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio
    2000.........................             $1.025048
    1999.........................             $1.000000                $1.025048                   1,000
====================================================================================================================

                                  APPENDIX B

                          HISTORICAL PERFORMANCE DATA

Standardized Performance Data


Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and are calculated according to guidelines from the SEC. They do not indicate future performance.


The yield of a subaccount of the separate account for a contract refers to the annualized income generated by an investment under a contract in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount of the separate account refers to return quotations assuming an investment under a contract has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.


The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular contract, and they assume you do not elect the optional payment guarantee rider. The yield calculations also do not reflect the effect of any surrender charge that may be applicable to a particular contract. To the extent that any or all of a premium tax, rider fee, and/or surrender charge is applicable to a particular contract, the yield and/or total return of that contract will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the Statement of Additional Information.

Based on the method of calculation described in the Statement of Additional Information, the average annual total returns for periods from inception of the subaccounts to December 31, 2000, are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee (1.20%) and the administrative charges (0.15%). Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

--------------------------------------------------------------------------------
                                    TABLE 1
                     STANDARD AVERAGE ANNUAL TOTAL RETURNS
                         30 Year Certain Only Annuity
--------------------------------------------------------------------------------
Subaccount                        One Year                 Inception of the
                                Ended 12/31/00       Subaccount/(1)/ to 12/31/00
--------------------------------------------------------------------------------
Bond Portfolio
--------------------------------------------------------------------------------
Government Bond Portfolio
--------------------------------------------------------------------------------
Balanced Portfolio
--------------------------------------------------------------------------------
Large Cap Growth Portfolio
--------------------------------------------------------------------------------
Equity Index Portfolio
--------------------------------------------------------------------------------
Diversified Equity Portfolio
--------------------------------------------------------------------------------
Mid Cap Growth Portfolio
--------------------------------------------------------------------------------
Diversified Mid Cap Portfolio
--------------------------------------------------------------------------------
Mid Cap Value Portfolio
--------------------------------------------------------------------------------


/(1)/ The inception date for all of the subaccounts is November 8, 1999.

Adjusted Historical Performance Data


The following graphs show how your annuity payments can fluctuate based on past investment performance (net of all charges) of the portfolios through December 31, 2000. The information presented includes periods prior to the inception date of the subaccounts. Transamerica did not sell the contracts prior to the subaccount inception date, and therefore, the graphs illustrate what annuity payments might have been under a contract had one existed during the years shown.

The graphs are based on the adjusted historical performance of the portfolios, which means that the 1.35% separate account charge and the actual net expenses of each portfolio for the year ended December 31, 2000, are reflected in the graph for each portfolio. The graphs do not reflect any premium tax or payment guarantee rider charge.

Each graph shows the effect that the portfolio's investment performance would have had on the value of an annuity unit and, thus, the value of an annuity payment if a contract with an AIR of 3.5%, providing an initial monthly annuity payment of $500.00, was purchased on the date the portfolio commenced operations. Each graph assumes that the entire premium of the hypothetical contract was allocated to the subaccount being illustrated. Each graph also assumes monthly variable payments (not stabilized payments) and that the optional payment guarantee was not elected. Annuity payments increase for a given month if the performance of the portfolio underlying the subaccounts, net of all charges, for that month is higher than the AIR, and decreases for a given month if the performance of the portfolio underlying the subaccounts, net of all charges, for that month is lower than the AIR. The premium necessary for an initial monthly annuity payment of $500.00 will vary depending on the age and sex of the annuitant (and secondary annuitant, if any), the payment option and the first annuity payment date. For example, suppose that a 65 year old male who lives in a state that does not charge a premium tax wishes to purchase $500.00 of an initial monthly variable annuity payment beginning on the contract issue date with a life only payment option. If there is no secondary annuitant, no guarantee period and he chooses a 3.5% AIR, the premium needed would be $____________. If the purchaser were female, the premium necessary would be $__________. This is because females have a longer life expectancy than males.



The monthly payments depicted in the graphs are not based on actual contracts. They are based on adjusted historical performance results of the portfolios and are not projections or indications of future results. Transamerica does not guarantee and does not suggest that any subaccount or contract issued by Transamerica will generate these or similar average monthly payments for any period of time. The graphs are for illustration purposes only and do not represent future variable annuity payments or future investment returns. Variable annuity payments under a real contract may be more or less than those forming the basis for the monthly payments shown in these graphs, if the actual returns of the portfolios selected by you are different from the adjusted historical returns of the portfolios. It is very likely that a portfolio's investment performance will fluctuate over time; therefore, you can expect that your variable annuity payments will fluctuate. The total amount of variable annuity payments ultimately received will depend upon the payment option selected by you.

BOND PORTFOLIO


                      [BOND PORTFOLIO GRAPH APPEARS HERE]

Chart Specifications:
 .   3.5% AIR
 .   $500 initial monthly annuity payment
 .   Fund inception date--May 1, 1997**

    --------------------------------------------------------------------------------------------------------------------------------
                                                                          Hypothetical (Adjusted Historical)
                                                                             Average Annual Total Return*
                               Monthly Payment         Adjusted               (Periods Ended 12/31/2000)
                              Amounts at End of    Historical Annual      The contract cannot be surrendered
              Year                 Years            Total Return*              or is not surrendered
    --------------------------------------------------------------------------------------------------------------------------------
              1994                                                           1 Year
    --------------------------------------------------------------------------------------------------------------------------------
              1995                                                           5 Years
    --------------------------------------------------------------------------------------------------------------------------------
              1996                                                          10 Years
    --------------------------------------------------------------------------------------------------------------------------------
              1997                                                        Since Inception
    --------------------------------------------------------------------------------------------------------------------------------
              1998
    -------------------------------------------------------------------
              1999
    --------------------------------------------------------------------------------------------------------------------------------
              2000                                                        Hypothetical (Adjusted Historical)
    -------------------------------------------------------------------     Average Annual Total Return*
                                                                              (Periods Ended 12/31/2000)
                                                                            30 Year Certain Only Annuity,
                                                                             the contract is surrendered
                                                                       -------------------------------------------------------------
                                                                             1 Year
                                                                       -------------------------------------------------------------
                                                                             5 Years
                                                                       -------------------------------------------------------------
                                                                            10 Years
                                                                       -------------------------------------------------------------
                                                                         Since Inception
    --------------------------------------------------------------------------------------------------------------------------------

* Historical returns for periods prior to the subaccount inception date of November 8, 1999 are total returns for the Bond Portfolio, adjusted to reflect the 1.35% separate account charge.
** The performance information and fund inception date reflect that the Bond Portfolio is the accounting successor to the Pegasus Variable Bond Fund.

GOVERNMENT BOND PORTFOLIO


                 GOVERNMENT BOND PORTFOLIO GRAPH APPEARS HERE

Chart Specifications:
 .    3.5% AIR
 .    $500 initial monthly annuity payment
 .    Fund inception date--August 1, 1994

      ----------------------------------------------------------------------------------------------------------
                                                                          Hypothetical (Adjusted Historical)
                               Monthly Payment         Adjusted              Average Annual Total Return*
                              Amounts at End of    Historical Annual          (Periods Ended 12/31/2000)
                                    Years            Total Return*        The contract cannot be surrendered
              Year                                                              or is not surrendered
      ----------------------------------------------------------------------------------------------------------
              1994                                                           1 Year
      ----------------------------------------------------------------------------------------------------------
              1995                                                           5 Years
      ----------------------------------------------------------------------------------------------------------
              1996                                                          10 Years
      ----------------------------------------------------------------------------------------------------------
              1997                                                       Since Inception
      ----------------------------------------------------------------------------------------------------------
              1998
      ----------------------------------------------------------------
              1999
      ----------------------------------------------------------------------------------------------------------
              2000                                                        Hypothetical (Adjusted Historical)
      ----------------------------------------------------------------        Average Annual Total Return*
                                                                              (Periods Ended 12/31/2000)
                                                                            30 Year Certain Only Annuity,
                                                                             the contract is surrendered

                                                                       -----------------------------------------
                                                                             1 Year
                                                                       -----------------------------------------
                                                                             5 Years
                                                                       -----------------------------------------
                                                                            10 Years
                                                                       -----------------------------------------
                                                                         Since Inception
      ----------------------------------------------------------------------------------------------------------


* Historical returns for periods prior to the subaccount inception date of November 8, 1999 are total returns for the Government Bond Portfolio, adjusted to reflect the 1.35% separate account charge.

BALANCED PORTFOLIO

                    [BALANCED PORTFOLIO GRAPH APPEARS HERE]

Chart Specifications:
 .    3.5% AIR
 .    $500 initial monthly annuity payment
 .    Fund inception date--August 1, 1994


      ----------------------------------------------------------------------------------------------------------
                                                                          Hypothetical (Adjusted Historical)
                               Monthly Payment         Adjusted              Average Annual Total Return*
                              Amounts at End of    Historical Annual          (Periods Ended 12/31/2000)
                                    Years            Total Return*        The contract cannot be surrendered
              Year                                                              or is not surrendered
      ----------------------------------------------------------------------------------------------------------
              1994                                                           1 Year
      ----------------------------------------------------------------------------------------------------------
              1995                                                           5 Years
      ----------------------------------------------------------------------------------------------------------
              1996                                                          10 Years
      ----------------------------------------------------------------------------------------------------------
              1997                                                       Since Inception
      ----------------------------------------------------------------------------------------------------------
              1998
      ----------------------------------------------------------------
              1999
      ----------------------------------------------------------------------------------------------------------
              2000                                                        Hypothetical (Adjusted Historical)
      ----------------------------------------------------------------        Average Annual Total Return*
                                                                              (Periods Ended 12/31/2000)
                                                                            30 Year Certain Only Annuity,
                                                                             the contract is surrendered

                                                                       -----------------------------------------
                                                                             1 Year
                                                                       -----------------------------------------
                                                                             5 Years
                                                                       -----------------------------------------
                                                                            10 Years
                                                                       -----------------------------------------
                                                                         Since Inception
      ----------------------------------------------------------------------------------------------------------


* Historical returns for periods prior to the subaccount inception date of November 8, 1999 are total returns for the Balanced Portfolio, adjusted to reflect the 1.35% separate account charge.

LARGE CAP GROWTH PORTFOLIO


                   [LARGE CAP GROWTH PORTFOLIO APPEARS HERE]

Chart Specifications:
 .    3.5% AIR
 .    $500 initial monthly annuity payment
 .    Fund inception date--August 1, 1994

     -----------------------------------------------------------------------------------------------------------
                                                                          Hypothetical (Adjusted Historical)
                                                                             Average Annual Total Return*
                               Monthly Payment         Adjusted               (Periods Ended 12/31/2000)
                              Amounts at End of    Historical Annual      The contract cannot be surrendered
              Year                  Years            Total Return*              or is not surrendered
     -----------------------------------------------------------------------------------------------------------
              1994                                                           1 Year
     -----------------------------------------------------------------------------------------------------------
              1995                                                           5 Years
     -----------------------------------------------------------------------------------------------------------
              1996                                                          10 Years
     -----------------------------------------------------------------------------------------------------------
              1997                                                       Since Inception
     -----------------------------------------------------------------------------------------------------------
              1998
    ------------------------------------------------------------------
              1999
    ------------------------------------------------------------------------------------------------------------
              2000                                                        Hypothetical (Adjusted Historical)
    ------------------------------------------------------------------       Average Annual Total Return*
                                                                              (Periods Ended 12/31/2000)
                                                                            30 Year Certain Only Annuity,
                                                                             the contract is surrendered
                                                                       -----------------------------------------
                                                                             1 Year
                                                                       -----------------------------------------
                                                                             5 Years
                                                                       -----------------------------------------
                                                                            10 Years
                                                                       -----------------------------------------
                                                                         Since Inception
      ----------------------------------------------------------------------------------------------------------

* Historical returns for periods prior to the subaccount inception date of November 8, 1999 are total returns for the Large Cap Growth Portfolio, adjusted to reflect the 1.35% separate account charge.

EQUITY INDEX PORTFOLIO



                  [EQUITY INDEX PORTFOLIO CHART APPEARS HERE]

Chart Specifications:
 .    3.5% AIR
 .    $500 initial monthly annuity payment
 .    Fund inception date--May 1, 1998

      ----------------------------------------------------------------------------------------------------------
                                                                          Hypothetical (Adjusted Historical)
                                                                             Average Annual Total Return*
                               Monthly Payment         Adjusted               (Periods Ended 12/31/2000)
                              Amounts at End of    Historical Annual      The contract cannot be surrendered
              Year                  Years            Total Return*              or is not surrendered
      ----------------------------------------------------------------------------------------------------------
              1994                                                           1 Year
      ----------------------------------------------------------------------------------------------------------
              1995                                                           5 Years
      ----------------------------------------------------------------------------------------------------------
              1996                                                          10 Years
      ----------------------------------------------------------------------------------------------------------
              1997                                                       Since Inception
      ----------------------------------------------------------------------------------------------------------
              1998
      ----------------------------------------------------------------
              1999
      ----------------------------------------------------------------------------------------------------------
              2000                                                        Hypothetical (Adjusted Historical)
      ----------------------------------------------------------------       Average Annual Total Return*
                                                                              (Periods Ended 12/31/2000)
                                                                            30 Year Certain Only Annuity,
                                                                             the contract is surrendered

                                                                       -----------------------------------------
                                                                             1 Year
                                                                       -----------------------------------------
                                                                             5 Years
                                                                       -----------------------------------------
                                                                            10 Years
                                                                       -----------------------------------------
                                                                         Since Inception
      ----------------------------------------------------------------------------------------------------------

* Historical returns for periods prior to the subaccount inception date of November 8, 1999 are total returns for the Equity Index Portfolio, adjusted to reflect the 1.35% separate account charge.

DIVERSIFIED EQUITY PORTFOLIO


                  [DIVERSIFIED EQUITY PORTFOLIO APPEARS HERE]

Chart Specifications:
 .    3.5% AIR
 .    $500 initial monthly annuity payment
 .    Fund inception date--March 30, 1995**


      ----------------------------------------------------------------------------------------------------------
                                                                          Hypothetical (Adjusted Historical)
                                   Monthly               Adjusted            Average Annual Total Return*
                                   Payment              Historical            (Periods Ended 12/31/2000)
                                Amounts at End            Annual          The contract cannot be surrendered
              Year                 of Years            Total Return*            or is not surrendered
      ----------------------------------------------------------------------------------------------------------
              1994                                                           1 Year
      ----------------------------------------------------------------------------------------------------------
              1995                                                           5 Years
      ----------------------------------------------------------------------------------------------------------
              1996                                                          10 Years
      ----------------------------------------------------------------------------------------------------------
              1997                                                       Since Inception
      ----------------------------------------------------------------------------------------------------------
              1998
      ----------------------------------------------------------------------------------------------------------
              1999
      ---------------------------------------------------------------
              2000                                                        Hypothetical (Adjusted Historical)
      ---------------------------------------------------------------        Average Annual Total Return*
                                                                              (Periods Ended 12/31/2000)
                                                                            30 Year Certain Only Annuity,
                                                                             the contract is surrendered
                                                                       -----------------------------------------
                                                                             1 Year
                                                                       -----------------------------------------
                                                                             5 Years
                                                                       -----------------------------------------
                                                                            10 Years
                                                                       -----------------------------------------
                                                                         Since Inception
      ----------------------------------------------------------------------------------------------------------

* Historical returns for periods prior to the subaccount inception date of November 8, 1999 are total returns for the Diversified Equity Portfolio, adjusted to reflect the 1.35% separate account charge.
** The performance information and fund inception date reflect that the Diversified Equity Portfolio is the accounting successor to the Pegasus Variable Growth and Value Fund.

MID CAP GROWTH PORTFOLIO



                    [MID CAP GROWTH PORTFOLIO APPEARS HERE]

Chart Specifications:
 .    3.5% AIR
 .    $500 initial monthly annuity payment
 .    Fund inception date--August 1, 1994

      ----------------------------------------------------------------------------------------------------------
                                                                          Hypothetical (Adjusted Historical)
                                   Monthly               Adjusted           Average Annual Total Return*
                                   Payment              Historical          (Periods Ended 12/31/2000)
                                Amounts at End         Annual Total      The contract cannot be surrendered
              Year                 of Years               Return*              or is not surrendered
      ----------------------------------------------------------------------------------------------------------
              1994                                                           1 Year
      ----------------------------------------------------------------------------------------------------------
              1995                                                           5 Years
      ----------------------------------------------------------------------------------------------------------
              1996                                                          10 Years
      ----------------------------------------------------------------------------------------------------------
              1997                                                       Since Inception
      ----------------------------------------------------------------------------------------------------------
              1998
      ----------------------------------------------------------------------------------------------------------
              1999
      ---------------------------------------------------------------
              2000                                                        Hypothetical (Adjusted Historical)
      ---------------------------------------------------------------        Average Annual Total Return*
                                                                              (Periods Ended 12/31/2000)
                                                                            30 Year Certain Only Annuity,
                                                                             the contract is surrendered
                                                                       -----------------------------------------
                                                                             1 Year
                                                                       -----------------------------------------
                                                                             5 Years
                                                                       -----------------------------------------
                                                                            10 Years
                                                                       -----------------------------------------
                                                                         Since Inception
      ----------------------------------------------------------------------------------------------------------

* Historical returns for periods prior to the subaccount inception date of November 8, 1999 are total returns for the Mid Cap Growth Portfolio, adjusted to reflect the 1.35% separate account charge.

DIVERSIFIED MID CAP PORTFOLIO




              [DIVERSIFIED MID CAP PORTFOLIO GRAPH APPEARS HERE]

Chart Specifications:
 .    3.5% AIR
 .    $500 initial monthly annuity payment
 .    Fund inception date--March 30, 1995**


      ----------------------------------------------------------------------------------------------------------
                                                                        Hypothetical (Adjusted Historical)
                                 Monthly            Adjusted              Average Annual Total Return*
                                 Payment           Historical              (Periods Ended 12/31/2000)
                              Amounts at End      Annual Total          The contract cannot be surrendered
              Year               of Years           Return*                  or is not surrendered
      ----------------------------------------------------------------------------------------------------------
              1994                                                           1 Year
      ----------------------------------------------------------------------------------------------------------
              1995                                                           5 Years
      ----------------------------------------------------------------------------------------------------------
              1996                                                          10 Years
      ----------------------------------------------------------------------------------------------------------
              1997                                                       Since Inception
      ----------------------------------------------------------------------------------------------------------
              1998
      ----------------------------------------------------------------
              1999
      ----------------------------------------------------------------------------------------------------------
              2000                                                        Hypothetical (Adjusted Historical)
      ----------------------------------------------------------------      Average Annual Total Return*
                                                                              (Periods Ended 12/31/2000)
                                                                            30 Year Certain Only Annuity,
                                                                             the contract is surrendered
                                                                       -----------------------------------------
                                                                             1 Year
                                                                       -----------------------------------------
                                                                             5 Years
                                                                       -----------------------------------------
                                                                            10 Years
                                                                       -----------------------------------------
                                                                         Since Inception
      ----------------------------------------------------------------------------------------------------------


* Historical returns for periods prior to the subaccount inception date of November 8, 1999 are total returns for the Diversified Mid Cap Portfolio, adjusted to reflect the 1.35% separate account charge.
** The performance information and fund inception date reflect that the Diversified Mid-Cap Portfolio is the accounting successor to the Pegasus Variable Mid-Cap Opportunity Fund.

MID CAP VALUE PORTFOLIO



                 [MID CAP VALUE PORTFOLIO GRAPH APPEARS HERE]

Chart Specifications:
 .    3.5% AIR
 .    $500 initial monthly annuity payment
 .    Fund inception date--May 1, 1997**

      ----------------------------------------------------------------------------------------------------------
                                                                        Hypothetical (Adjusted Historical)
                                 Monthly            Adjusted              Average Annual Total Return*
                                 Payment           Historical              (Periods Ended 12/31/2000)
                              Amounts at End      Annual Total          The contract cannot be surrendered
              Year               of Years           Return*                  or is not surrendered
      ----------------------------------------------------------------------------------------------------------
              1994                                                           1 Year
      ----------------------------------------------------------------------------------------------------------
              1995                                                           5 Years
      ----------------------------------------------------------------------------------------------------------
              1996                                                          10 Years
      ----------------------------------------------------------------------------------------------------------
              1997                                                       Since Inception
      ----------------------------------------------------------------------------------------------------------
              1998
      ----------------------------------------------------------------
              1999
      ----------------------------------------------------------------------------------------------------------
              2000                                                        Hypothetical (Adjusted Historical)
      ----------------------------------------------------------------      Average Annual Total Return*
                                                                              (Periods Ended 12/31/2000)
                                                                            30 Year Certain Only Annuity,
                                                                             the contract is surrendered
                                                                       -----------------------------------------
                                                                             1 Year
                                                                       -----------------------------------------
                                                                             5 Years
                                                                       -----------------------------------------
                                                                            10 Years
                                                                       -----------------------------------------
                                                                         Since Inception
      ----------------------------------------------------------------------------------------------------------

* Historical returns for periods prior to the subaccount inception date of November 8, 1999 are total returns for the Mid Cap Value Portfolio, adjusted to reflect the 1.35% separate account charge.
** The performance information and fund inception date reflect that the Mid Cap Value Portfolio is the accounting successor to the Pegasus Variable Intrinsic Value Fund.

                                  APPENDIX C

                          ADDITIONAL FUND INFORMATION

Banc One Investment Advisors Corporation is the investment advisor for the underlying portfolios of One Group Investment Trust and is a registered investment advisor under the Investment Advisors Act of 1940. Banc One Investment Advisors is an indirect wholly-owned subsidiary of Bank One Corporation. It makes the day-to-day investment decisions for the portfolios and continuously reviews, supervises and administers each portfolio's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Investment Trust. Banc One Investment Advisors has served as investment advisor to the One Group Investment Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate charitable, and retirement accounts. Banc One Investment Advisors is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each portfolio.

There is no assurance that any of the portfolios will achieve its investment objective.

The One Group Investment Trust prospectus should be read carefully before any decision is made concerning the allocation of the premium to a particular subaccount.

An investment in the separate account, or in any portfolio, is not insured or guaranteed by the U.S. government or any government agency.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other mutual funds that may be managed by Banc One Investment Advisors. The investment results of the portfolios, however, may differ from the results of such other mutual funds. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment advisor or manager.

Addition, Deletion, or Substitution of Investments. We cannot and do not
--------------------------------------------------
guarantee that any of the subaccounts will always be available to receive premium allocations or transfers. We retain the right, subject to any applicable law, to make certain changes in the separate account and its investments. We reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of One Group Investment Trust or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or, if in our judgment, are not reasonably available to meet the requirements, of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to an owner's interest in a subaccount will not be made without prior notice to the owner and the prior approval of the SEC. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity contracts or from effecting an exchange between series or classes of variable annuity contracts on the basis of requests made by owners.

New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in a mutual fund or other investment vehicle. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, we will notify owners and request a reallocation of the amounts invested in the eliminated subaccount.

In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the contracts, the separate account may be:
 . operated as a management company under the 1940 Act or any other form permitted by law,
 . deregistered under the 1940 Act in the event such registration is no longer required, or
 . combined with one or more other separate accounts.

To the extent permitted by applicable law, we also may
 .  transfer the assets of the separate account associated with the contracts to another account or accounts,
 .  restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, . create new separate accounts,
 .  add new subaccounts to or remove existing subaccounts from the separate account or combine subaccounts, or
 .  add new underlying funds, or substitute a new fund for an existing fund.

Resolving Material Conflicts. The One Group Investment Trust portfolios are
----------------------------
available to separate accounts offering variable annuity and variable life products of other participating insurance companies and qualified retirement plans, as well as to the separate account and other separate accounts we establish. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the separate account and one or more of the other separate accounts investing in the One Group Investment Trust. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the separate account might be required to withdraw its investment in the underlying portfolios. In the event of any conflict, we will take any steps necessary to protect owners, annuitants, secondary annuitants and beneficiaries.

                                  APPENDIX D

                    ILLUSTRATIONS OF ANNUITY PAYMENT VALUES


The following graphs have been prepared to show how different variables affect your variable annuity payments over time. The graphs incorporate hypothetical rates of return and Transamerica does not guarantee that you will earn these returns for any one year or any sustained period of time. The graphs are for illustrative purposes only and do not represent past or future investment returns.


Your variable annuity payment may be more or less than the income shown if the actual returns of the subaccounts are different than those illustrated. Since it is very likely that your investment returns will fluctuate over time, you can expect that the amount of your annuity payment will also fluctuate. The total amount of annuity payments ultimately received will, in addition to the investment performance of the subaccounts, also depend on how long you live and whether you choose an optional payment guarantee rider. The graph assumes the optional payment guarantee rider was not selected.

Another factor that determines the amount of your variable annuity payment is the assumed investment return (AIR). Annuity payments will increase from one variable annuity payment calculation date to the next if the performance of the portfolio underlying the subaccounts, net of all charges, is greater than the AIR and will decrease if the performance of the portfolio underlying the subaccounts, net of all charges, is less than the AIR.


The "Hypothetical Illustration" graph below illustrates differences in monthly variable annuity payments assuming different investment returns. The graph assumes a single premium of $47,853.48; the entire premium was allocated to variable annuity payments; the AIR is 3.5%; the payment option is Single Life Annuity; a 81 year old male, and separate account charges of 1.35% and average portfolio expenses of ____%. This results in the receipt of an initial annuity payment in the amount of $500. The graph illustrates gross returns of 0.00%, 6.00%, and 10.00% (net returns after expenses are (____)%, ____%, and 7____%, respectively).


                   [HYPOTHETICAL ILLUSTRATION APPEARS HERE]

==============================================================================================================
                       Monthly Payments Assuming Different Gross Portfolio Returns
--------------------------------------------------------------------------------------------------------------
            Monthly Payment at the
             End of Contract Year                                    Gross Portfolio Returns*
                                               ---------------------------------------------------------------
                                                        0.0%                   6.0%                  10.0%
--------------------------------------------------------------------------------------------------------------
         Assumed First Monthly Payment                  $500                   $500                 $  500
                       1                                $473                   $501                 $  521
                       2                                $447                   $503                 $  543
                       3                                $422                   $505                 $  565
                       4                                $399                   $506                 $  589
                       5                                $377                   $508                 $  613
                       6                                $356                   $509                 $  639
                       7                                $337                   $511                 $  665
                       8                                $318                   $512                 $  693
                       9                                $301                   $514                 $  722
                      10                                $284                   $515                 $  752
                      11                                $268                   $517                 $  783
                      12                                $254                   $518                 $  816
                      13                                $240                   $520                 $  850
                      14                                $227                   $521                 $  885
                      15                                $214                   $523                 $  922
                      16                                $202                   $525                 $  960
                      17                                $191                   $526                 $1,000
                      18                                $181                   $528                 $1,042
                      19                                $171                   $529                 $1,085
                      20                                $161                   $531                 $1,131
==============================================================================================================


* The corresponding net returns are ____%, ____%, and ____%.

The "Monthly Payment Amounts with Different AIRs" graph below illustrates the differences in variable annuity payments between selecting the 3.5% and 5% AIR. The graph assumes a single premium of $_____________; the entire premium was allocated to variable annuity payments; the payment option is a single Life Annuity; 81 year old male; separate account charges of 1.35%; average portfolio expenses of _____%; variable payments (not stabilized payments); no optional payment guarantee rider; and an annual return of the portfolios, after all expenses of 6%. Monthly variable annuity payments are shown with the 3.5% AIR and the 5% AIR.

                                     LOGO

====================================================================================================================
                                             Monthly Payments Assuming Different AIRs
                                   (Net Portfolio Return = 6%, Gross Portfolio Return = _____%)
--------------------------------------------------------------------------------------------------------------------
     Monthly Payment at the End of Year                                              AIR
                                                          ----------------------------------------------------------
                                                                      3.5%                         5%
--------------------------------------------------------------------------------------------------------------------
        Assumed First Monthly Payment                                 $500                        $546
                     1                                                $512                        $551
                     2                                                $524                        $556
                     3                                                $537                        $561
                     4                                                $550                        $567
                     5                                                $563                        $572
                     6                                                $577                        $578
                     7                                                $591                        $583
                     8                                                $605                        $589
                     9                                                $620                        $594
                    10                                                $635                        $600
                    11                                                $650                        $606
                    12                                                $666                        $611
                    13                                                $682                        $617
                    14                                                $698                        $623
                    15                                                $715                        $629
                    16                                                $733                        $635
                    17                                                $750                        $641
                    18                                                $768                        $647
                    19                                                $787                        $653
                    20                                                $806                        $659
====================================================================================================================

The annuity payment amounts shown reflect the deduction of all fees and expenses. Actual fees and expenses under the contract may be higher or lower, will vary from year to year, and will depend on how you allocate among the portfolios. The separate account charge is assumed to be at an annual rate of 1.35% of the average daily net assets.

Upon request, we will furnish a customized illustration based on your individual circumstances and choice of annuity options.

                      STATEMENT OF ADDITIONAL INFORMATION


                          THE ONE(R) INCOME ANNUITY(SM)

                                Issued through
                  RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

          (FORMERLY PFL RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT)


                                  Offered by
                      TRANSAMERICA LIFE INSURANCE COMPANY
                     (FORMERLY PFL LIFE INSURANCE COMPANY)

                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001


This Statement of Additional Information expands upon subjects discussed in the current prospectus for The One Income Annuity Contract offered by Transamerica Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2001 by calling 1-800-544-3152, or by writing to the Administrative and Service Office, Financial Markets Division-Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a contract. Terms used in the current prospectus for the contract are incorporated in this Statement of Additional Information.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the contract and for the underlying portfolios.


Dated:   May 1, 2001

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----
GLOSSARY OF TERMS........................................
THE CONTRACT--GENERAL PROVISIONS.........................
     Transfers...........................................
     Delay of Transfers..................................
     Entire Contract.....................................
     Assignment..........................................
     Beneficiary.........................................
     Change of Beneficiary...............................
     Incontestability....................................
     Misstatement of Sex or Age..........................
     Modification of Contract............................
     Nonparticipating....................................
     Owner...............................................
     Proof of Death......................................
     Proof of Survival...................................
     Death Before First Payment Date.....................
     Protection of Proceeds..............................
     1035 Exchanges......................................
     Present Value of Future Payments....................
     Stabilized Payments.................................
     Optional Payment Guarantee Rider....................
     Adjustments to Guaranteed Payment Under
         Optional Payment Guarantee Rider................
     Asset Allocation Models.............................
FEDERAL TAX MATTERS......................................
     Tax Status of the Contracts.........................
     Taxation of Transamerica............................
INVESTMENT EXPERIENCE....................................
     Annuity Unit Value and Annuity Payment Rates........
STATE REGULATION OF TRANSAMERICA.........................
ADMINISTRATION...........................................
RECORDS AND REPORTS......................................
DISTRIBUTION OF THE CONTRACTS............................
OTHER PRODUCTS...........................................
CUSTODY OF ASSETS........................................
HISTORICAL PERFORMANCE DATA..............................
     Subaccount Yields...................................
     Total Returns.......................................
     Other Performance Data..............................
     Adjusted Historical Performance Data................
LEGAL MATTERS............................................
INDEPENDENT AUDITORS.....................................
OTHER INFORMATION........................................
FINANCIAL STATEMENTS.....................................

                               GLOSSARY OF TERMS


Annuitant and Secondary Annuitant--The person upon whose life the annuity payments are based. For joint options, annuity payments are based upon the lives of both the annuitant and secondary annuitant. Either the annuitant or the secondary annuitant generally must be no older than 75 years of age on the contract issue date.

Annuity Payments--Payments made by us to the payee pursuant to the payment option chosen. Annuity payments may be either variable or a combination of fixed and variable.

Assumed Investment Return or AIR--The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary(ies)--The person(s) who may receive death proceeds or guaranteed payments under this contract when there is no longer a living annuitant (or last annuitant for joint options).

Contract Issue Date--The date the contract becomes effective. This will be stated in the contract. Generally, the date the initial premium is allocated to the separate account.

Owner(s)--"You," "your," and "yours." The person or entity named in the contract specifications section who may, while any annuitant is living, exercise all rights granted by the contract. The annuitant must be the owner, if the contract is a qualified contract. If there is a secondary annuitant, he or she may also be an owner (except for a qualified contract, where only one owner is permitted). The secondary annuitant is never required to be an owner.

Payee--The person or entity to whom annuity payments are paid.

Payment Date--The date an annuity payment is paid to the payee. The payment amount will be determined no more than seven business days before each payment date. We may require evidence that any annuitant(s) and/or payee is/are alive on the payment date.


Separate Account--Retirement Builder Variable Annuity Account.

Stabilized Payment--The variable annuity payment you receive. Stabilized payments are determined annually at your contract anniversary and are paid in according to the annuity payment frequency you select. You can choose not to stabilize your variable annuity payments, in which case each payment fluctuates based on the performance of the selected subaccounts.


Subaccount--The investment options or divisions of the separate account. Each subaccount invests in a different portfolio of the funds. We may make additional subaccounts available in the future.

Successor Owner--The person named by the owner to whom ownership of the contract passes upon the owner's death. If the owner is also the annuitant, the annuitant's beneficiary(ies) is entitled to the death proceeds of the contract. If no person is named, the owner's estate shall be deemed the successor owner.

Supportable Payment--The amount equal to the sum of the variable annuity unit values times the number of variable annuity units in each of the selected subaccounts. The variable annuity units will be adjusted to reflect the year-to-date difference between stabilized and non-stabilized payments.

Valuation Day--Each day the New York Stock Exchange is open for trading.

Variable Annuity Unit--Variable annuity payments are expressed in terms of variable annuity units, the value of which fluctuates in relation to the selected subaccounts.

                       THE CONTRACT--GENERAL PROVISIONS

Transfers

You may transfer amounts within the various subaccounts. You may also transfer amounts from variable to fixed annuity payments at any time. If you do, then the payment option for the fixed annuity payments will be a continuation of the payment option currently applicable to variable annuity payments. Transfers from fixed to variable annuity payments are not permitted. We may charge a fee for excessive transfers (we currently do not charge for transfers) or decline to accept excessive transfers.

Excessive trading activity can disrupt portfolio management strategy and increase portfolio expenses, which are borne by everyone participating in the portfolio regardless of their transfer activity.

In some cases, contracts may be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from contract owner(s) to make transfers and exchanges among the subaccounts on the basis of perceived market trends. Because the large transfers of assets associated with market timing services may disrupt the management of the portfolios of the underlying funds, such transactions may hurt contract owners not utilizing the market timing service. Therefore, we may restrict or eliminate the right to make transfers among subaccounts if such rights are executed by a market timing firm or similar third party authorized to initiate transfers or exchange transactions on behalf of a contract owner(s).

In modifying such rights, we may, among other things, decline to accept:
 .    transfer or exchange  instructions of any agent acting under a power of attorney on behalf of more than one contract owner, or
 .    transfer or exchange instructions of individual contract owners who have executed pre-authorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one contract owner at the same time.

We will impose such restrictions only if we believe (or Banc One Advisors believes) that doing so will prevent harm to other contract owners.

Delay of Transfers

When you transfer amounts among the subaccounts, we will redeem shares of the appropriate portfolios at their prices as of the end of the current valuation period. Generally any subaccount you transfer to is credited at the same time. However, we may wait to credit the amount to a new subaccount until a subaccount you transfer from becomes liquid. This will happen only if (1) the subaccount you transfer to invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the subaccount you transfer from is investing in an equity portfolio in an illiquid position due to substantial redemptions or transfers that require it to sell portfolio securities in order to make funds available. The subaccount you transfer from will be liquid when it receives proceeds from sales of portfolio securities, the purchase of new contracts, or otherwise. During any period that we wait to credit a subaccount for this reason, the amount you transfer will be uninvested. After seven days the transfer will be made even if the subaccount you transfer from is not liquid.

Entire Contract


The entire contract is made up of the contract, and any riders, endorsements, or application (including any application supplement or investment allocation form). No change in or waiver of any provision of the contract is valid unless the change or waiver is signed by the President or Secretary of Transamerica.

Assignment

The option to assign is only available for non-tax qualified annuities. Only you may make an assignment of this contract. You must notify us in writing to assign this contract. No change will apply to any action taken by us before the written notice was received. We are not responsible for the validity or the effect of an assignment.

Beneficiary

The beneficiary is named in the contract specifications section of the contract or in a subsequent endorsement. More than one beneficiary may be named. The rights of any beneficiary will be subject to all the provisions of the contract. You may impose other limitations with our consent.

If any primary or contingent beneficiary dies before the annuitant, that beneficiary's interest in this contract ends with that beneficiary's death. Only those beneficiaries living at the time of the annuitant's death will be eligible to receive their share of the death benefits. In the event no contingent beneficiaries have been named and all primary beneficiaries have died before the death benefits become payable, the owner(s) will become the beneficiary(ies) unless elected otherwise. If both primary and contingent beneficiaries have been named, payment will be made to the named primary beneficiaries living at the time the death proceeds become payable. If there is more than one beneficiary and you failed to specify their interest, they will share equally. Payment will be made to the named contingent beneficiary(ies) only if all primary beneficiaries have died before the death benefits become payable. If any primary beneficiary is alive at the time the death benefits become payable, but dies before receiving their payment, their share will be paid to their estate.

Change of Beneficiary

You may change the beneficiary while the annuitant is living, unless an irrevocable one has been named. Change is made by written notice. The change takes effect on the date the written notice was signed, and the written notice must have been postmarked on or before the date of the annuitant's death. No change will apply to any annuity payment made before the written notice was received. We may require return of the contract for endorsement before making a change.

Incontestability

The contract is incontestable from the contract issue date.

Misstatement of Sex or Age

If the age or sex of any annuitant has been misstated, the annuity payments will be those which the premium paid would have purchased for the correct age and sex. Any underpayment made by us will be paid with the next annuity payment. Any overpayment made by us will be deducted from future annuity payments. Any underpayment or overpayment will include interest at 5% per year, from the date of the incorrect payment to the date of the adjustment.

Modification of Contract

No change in the contract is valid unless made in writing.

Nonparticipating

Your contract is nonparticipating. This means we do not pay dividends on it. Your contract will not share in our profits or surplus earnings.

Owner

You, the owner, are named in the contract specifications section. You may, while any annuitant is living, exercise all rights granted by the contract. These rights are subject to the rights of any assignee or living irrevocable beneficiary. "Irrevocable" means that you have given up your right to change the beneficiary named.

Unless we have been notified of a community or marital property interest in the contract, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.

Proof of Death

Any beneficiary claiming an interest in the contract must provide us in writing with due proof of death of the payee/annuitant and/or secondary annuitant (if any). We will not be responsible for annuity payments made before we receive due proof of death at the Administrative and Service Office.

Proof of Survival

If annuity payments under the contract depend on a person being alive on a given date, proof of survival may be required by us prior to making annuity payments .

Death Before First Payment Date

If any owner, who is an annuitant, dies before the first payment date, the amount of the death proceeds is the premium plus or minus the investment performance of the subaccounts. If any owner, who is not an annuitant, dies before the first payment date, the successor owner may direct the owner's interest in the contract to be distributed as follows:
 .  one cash lump sum to be distributed within five years of the deceased owner's death; or
 . annuitize the value of the annuity payments over the lifetime of the successor owner with payments to begin within one year of the owner's death; or
 . annuitize the value of the annuity payments over a period that does not exceed the life expectancy of the successor owner, as defined by the Internal Revenue Code of 1986, as amended (Code), with payments to begin within one year of the owner's death.

If the deceased owner was also an annuitant, the annuitant's beneficiary is entitled to the benefit described above. If no person is named as the successor owner, the owner's estate shall be deemed the successor owner.

Non-natural successor owners may only choose a lump sum distribution. For qualified contracts, any option chosen must meet the requirements of the Code.

Protection of Proceeds

Unless you so direct by filing written notice with us, no beneficiary may assign payments under the contract before the same are due. To the extent permitted by law, no payments under the contract will be subject to the claims of creditors of any beneficiary.

1035 Exchanges

If your purchase is a section 1035 exchange, you may exchange two or more annuities for this one. In these instances, we will start your contract on the date we receive the first premium installment. Each premium installment will be invested in the investment options you select when it is received. When we receive the final premium installment, we will purchase annuity units with the entire premium (the final premium installment plus the current value of the previous premium installments).

If you exchange one or more deferred annuities for this one, please contact a tax adviser.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times
(b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

The stabilized payments remain constant throughout each year and are adjusted on your contract anniversary. Had you not selected stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your contract anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to your contract. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to your account.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

----------------------------------------------------------------------------------------------------------------------

                           Hypothetical Changes in Annuity Units with Stabilized Payments*

----------------------------------------------------------------------------------------------------------------------
AIR                                           3.50%
----------------------------------------------------------------------------------------------------------------------
Life & 10 Years Certain
----------------------------------------------------------------------------------------------------------------------
Male aged 65
----------------------------------------------------------------------------------------------------------------------
First Variable Payment                        $500
----------------------------------------------------------------------------------------------------------------------
                                                               Monthly                     Adjustments    Cumulative
                                 Beginning      Annuity        Payment        Monthly          in          Adjusted
                                  Annuity         Unit         Without       Stabilized      Annuity       Annuity
                                   Units         Values     Stabilization     Payment         Units         Units
----------------------------------------------------------------------------------------------------------------------
At Issue:         January 1      400.0000       1.250000       $500.00           --            --          400.0000
----------------------------------------------------------------------------------------------------------------------
                  February 1     400.0000       1.254526       $501.81        $500.00        0.0084        400.0084
----------------------------------------------------------------------------------------------------------------------
                   March 1       400.0000       1.253122       $501.25        $500.00        0.0058        400.0142
----------------------------------------------------------------------------------------------------------------------
                   April 1       400.0000       1.247324       $498.93        $500.00       (0.0050)       400.0092
----------------------------------------------------------------------------------------------------------------------
                    May 1        400.0000       1.247818       $499.13        $500.00       (0.0040)       400.0051
----------------------------------------------------------------------------------------------------------------------
                    June 1       400.0000       1.244178       $497.67        $500.00       (0.0109)       399.9943
----------------------------------------------------------------------------------------------------------------------
                    July 1       400.0000       1.250422       $500.17        $500.00        0.0008        399.9951
----------------------------------------------------------------------------------------------------------------------
                   August 1      400.0000       1.245175       $498.07        $500.00       (0.0090)       399.9861
----------------------------------------------------------------------------------------------------------------------
                 September 1     400.0000       1.251633       $500.65        $500.00        0.0030        399.9891
----------------------------------------------------------------------------------------------------------------------
                  October 1      400.0000       1.253114       $501.25        $500.00        0.0058        399.9949
----------------------------------------------------------------------------------------------------------------------
                  November 1     400.0000       1.261542       $504.62        $500.00        0.0212        400.0161
----------------------------------------------------------------------------------------------------------------------
                  December 1     400.0000       1.265963       $506.39        $500.00        0.0293        400.0454
----------------------------------------------------------------------------------------------------------------------
                  January 1      400.0000       1.270547       $508.22        $500.00        0.0387        400.0841
----------------------------------------------------------------------------------------------------------------------
                  February 1     400.0841       1.275148       $510.17        $508.33        0.0086        400.0927
----------------------------------------------------------------------------------------------------------------------


* Expenses included in the calculations are 1.35% Separate Account Charge and _____% portfolio expenses, and the calculations assume that no optional payment guarantee has been selected.

Surrender Value. When you have elected stabilized payments, the amount of the
---------------
surrender value, if any, is calculated using the current supportable payment instead of the stabilized payment. Partial surrenders will reduce the next stabilized payment, and the guaranteed payment, pro rata. For example, if you surrender 50% of the value of your variable annuity payments, the stabilized payment will be reduced by 50%.

Death Benefit. When you have elected stabilized payments, the amount of the
-------------
death benefit, if any, is calculated using the current supportable payment instead of the stabilized payment.

Transfers. Transfers from variable to fixed annuity payments will reduce the
----------
next stabilized payment pro rata. For example, if you transfer 25% of the value of your variable annuity payments to fixed annuity payments, the stabilized payment will be reduced by 25%. The reduction will be reflected in your next payment. Transfers from fixed to variable annuity payments are not allowed.

Effect Of Payment Options With Reduced Payments To The Survivor On Stabilized Payments. If you have selected a Joint and Survivor payment option with reduced payments to the surviving annuitant, the next stabilized payment will be reduced pro rata at the death of the first annuitant. For example, if you selected the Joint and 75% Survivor Life Annuity payment option, upon the death of either annuitant the next stabilized payment will be reduced to 75% of their pre-death values.

Certain Only Payment Option. Please note that if you have chosen a Certain Only
---------------------------
payment option with stabilized payments, your final payment will be the supportable payment (or the guaranteed payment if you selected one of the payment guarantees and the supportable payment is less than the guaranteed payment). This is done to ensure you receive the full investment performance, both positive and negative, of the subaccounts you selected.

Optional Payment Guarantee Rider


Transamerica bears the risk that it must continue to make the guaranteed minimum or stabilized payments, even if the supportable payments would be lower because some variable annuity units have been used to maintain the stabilized payments. In addition, Transamerica bears the risk that it will need to continue to make payments even if all variable annuity units have been used in an attempt to maintain the stabilized payments at the guaranteed payment level (that is, the number of units has gone down to zero). If all the variable annuity units have been used, all future payments will equal the guaranteed minimum payment and the amount of your future variable annuity payment will not increase or decrease and will not depend upon the performance of any variable investment option. To compensate Transamerica for this and other risks, a rider fee will be deducted.

Adjustments to Guaranteed Payment Under Optional Payment Guarantee Rider

Partial Surrenders. Partial surrenders will reduce the guaranteed payment pro
------------------
rata. For example, if you surrender 50% of the value of your variable annuity payments, the guaranteed payment will be reduced by 50%.

Transfers. Transfers from variable to fixed annuity payments will reduce the
---------
guaranteed payment pro rata. For example, if you transfer 25% of the value of your variable annuity payments to fixed annuity payments, the guaranteed payment will be reduced by 25%. Transfers from fixed to variable annuity payments are not allowed.

Reduced Payments under Certain Payment Options. If you have selected a Joint and
----------------------------------------------
Survivor payment option with reduced payments to the surviving annuitant, the guaranteed payment will be reduced pro rata at the death of the first annuitant. For example, if you selected the Joint and 75% Survivor Life Annuity payment option, upon the death of either annuitant the guaranteed payment will be reduced to 75% of its pre-death value.

Asset Allocation Models

General. Rather than selecting individual portfolios (i.e., being "self-
-------
directed") you can select one of four investment allocation models that are listed on the Investment Allocation Form (which is part of the application). The amount invested in each subaccount will vary depending on the model's particular asset allocation percentages.

The asset allocation percentages for each model are shown on the Investment Allocation Form. The four investment allocation models, listed in descending percentage of equity holdings, are:
 .  Growth Model
 .  Growth & Income Model
 .  Balanced Model
 .  Conservative Growth Model

The models are general asset mixes. They were developed by Banc One Investment Advisors Corporation and may or may not be appropriate for you. Banc One Investment Advisors Corporation serves as an investment advisor to the One Group Investment Trust Portfolios for which it receives a fee. Banc One Investment Advisors is not providing investment advice or any other service to you. There is no guarantee that the models will achieve any desired results or objectives.

The models should not be considered personal investment advice or serve as the sole or primary basis for making investment decisions. You should consider factors such as your age, goals and risk tolerance in selecting a model. You are solely responsible for determining if a model is right for you.

Before selecting a model, please note:
 .  only one model can be used at a time;
 .  you cannot allocate premium to any other subaccount if you select a model;
 . each model's allocation percentages may change (which terminates that model); . transfers you make between the various subaccounts will terminate your model;
   and
 . transfers from variable to fixed payments will be pro rata from the applicable subaccounts.

Rebalancing. Each model will be automatically rebalanced each year on the
-----------
contract anniversary date. Rebalancing a model may involve transferring from subaccounts with higher returns into subaccounts with relatively lower returns in order to maintain the model's asset allocation percentages. Transfers made as a result of automatic rebalancing are not counted against your 6 free transfers (in the event transfer fees are imposed in the future). Automatic rebalancing ends upon the termination of a model.

Termination.  You can stop using (i.e.,  terminate) a model at any time by
-----------
notifying us at our administrative and service office or by transferring amounts between the various subaccounts.

A model will also terminate if you are notified that it will be replaced with a "new" model with different asset allocation percentages. Unless you sign and return to us within 45 days after the date of the notice, a form rejecting the new asset allocation percentages, you will be deemed to have accepted the new model. If you reject the new model as previously described, you will:
 .  keep your current asset allocation percentages;
 .  be considered "Self-Directed "; and
 .  not receive automatic rebalancing.

                               FEDERAL TAX MATTERS

Tax Status of the Contracts

The discussion in the prospectus assumes that the contracts qualify as "annuity contracts" for federal income tax purposes under the Code.


Diversification Requirements. Section 817(h) of the Code provides that separate
----------------------------
account investments underlying a contract must be "adequately diversified" in accordance with Treasury Department regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The separate account, through each underlying fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various subaccounts may be invested. Although Transamerica does not have direct control over the underlying funds in which the separate account invests, Transamerica believes that each fund will meet the diversification requirements, and therefore, the contract will be treated as an annuity contract under the Code.


Owner Control. In certain circumstances, owners of variable annuity contracts
-------------
may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possessed incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policy-holders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets."


The ownership rights under the contracts are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the contract owner has the choice of several subaccounts in which to allocate the premium, and may be able to transfer among subaccounts more frequently than in such rulings. In addition, the contract provides for more subaccounts than did the variable contracts that were the subject of such rulings. These differences could result in a contract owner being treated as the owner of the assets of the separate account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the contract as necessary to attempt to prevent the contract owner from being considered the owner of the separate account's assets.

Required Distributions. In order to be treated as an annuity contract for
----------------------
federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to provide that: (a) if any contract owner dies on or after the Annuity Starting Date (as defined in the prospectus) but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that contract owner's death; and (b) if any contract owner dies prior to the Annuity Staring Date, the entire interest in the contract will be distributed within five years after the date of the contract owner's death. These requirements will be considered satisfied as to any portion of the contract owner's interest that is payable to or for the benefit of a "designated beneficiary," and that is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of that contract owner's death. The "designated beneficiary" for these purposes is the person who becomes the new owner of the contract upon a contract owner's death and must be a natural person. However, if the contract owner's sole designated beneficiary is the surviving spouse of the contract owner, the contract may be continued with the surviving spouse as the new contract owner. The Code further provides that if the contract owner is not an individual, the primary annuitant shall be treated as the contract owner for purposes of making distributions that are required to be made upon the death of the contract owner. (The primary annuitant is the individual the events in the life of whom are of primary importance in effecting the timing and amount of the payout under the contract. If there is a change in the primary annuitant, such change shall be treated as the death of the contract owner. The contract does not permit a change of the annuitants, however.


Non-qualified contracts contain provisions that are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. Transamerica will review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. Qualified contracts are subject to similar provisions.

Taxation of Transamerica

Transamerica at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Transamerica and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by Transamerica with respect to the separate account, we may make a charge to the separate account.


                              INVESTMENT EXPERIENCE

A "net investment factor" is used to determine the value of variable annuity units and to determine the amount of annuity payments as follows:

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with variable annuity unit values. Variable annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return. Conversely, variable annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:
     (a) is the variable annuity unit value for that subaccount on the immediately preceding business day;
     (b) is the net investment factor for that subaccount for the valuation period; and
     (c) is the daily factor for the valuation period.

The daily factor for the valuation period is a discount factor that reflects the assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:
     (a) is the net result of:
          (1) the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
          (2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
          (3) a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount;
     (b) is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period; and
     (c) is an amount representing the separate account charge as shown in the specifications section of the contract.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable variable annuity unit values.

 Illustrations of Calculations for Annuity Unit Value and Variable Annuity Payments

 Formula and Illustration for Determining Annuity Unit Value in each Subaccount

Variable annuity unit value = V = A x B x C

Where:     A = variable annuity unit value for the immediately preceding valuation period.
           B = net investment factor for the valuation period for which the variable annuity unit value is being calculated.
           C = a daily factor to neutralize the assumed investment return built into the annuity tables used.
           C = (1/(1 + AIR)) (1/365) = 0.999905754 (3.5% AIR) OR 0.999866337 (5%
               AIR)

For example, if the AIR is 5% and:
A = $20 on the day prior to the first payment
B = 1.01
C = 1/(1.05) (1/365) = 0.999866337

Then, the variable annuity unit value is equal to V:
= A x B x C
= $20 x 1.01 x.999866337
= 20.1973

        Formula and Illustration for Determining Amount of First Monthly
                            Variable Annuity Payment

First monthly variable annuity payment = P = (D x E)/$1,000

Where:
D = the contract value as of the contract issue date.
E = the annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the contract.

For example if:
D = $100,000
E = 7.00

Then, the first monthly  variable annuity payment is equal to P = (D x E)/$1,000
                                                                = ($100,000 x 7.00)/$1,000
                                                                = $700

Formula and Illustration for Determining the Number of Annuity Units Represented
   by Each Monthly Variable Annuity Payment (assuming investment in only one
                                  Subaccount)

Number of variable annuity units = U = P/V

Where:
P = the dollar amount of the first monthly variable annuity payment.
V = the variable annuity unit value for the valuation date on which the first monthly payment is due.

For example if:
P = $700
V = 20.1973

Then, the variable annuity units is equal to U = P/V
                                               = $700/20.1973
                                               = 34.6581 units

  Formula and Illustration for Determining a Future Monthly Variable Annuity
             Payment (assuming investment in only one Subaccount)

Monthly variable annuity payment = P = U x V

Where:
U = the variable annuity units
V = the variable annuity unit value for the valuation date on which the future monthly payment is due.

For example if:
U = 34.6581
V = 20.6970 (the variable annuity unit value increased since issue)

Then, the amount of the monthly variable annuity payment   = U x V
                                                           = 34.6581 x 20.6970
                                                           = $717.32

If the variable annuity unit value had actually decreased to V = 19.6970, the resulting monthly variable annuity payment would = U x V
                                                 = 34.6581 x 19.6970
                                                 = $682.66

Illustration 4 assumes that no transfers or surrenders are made between determining the number of variable annuity units and determining the future monthly variable annuity payment; therefore, the number of variable annuity units in Illustrations 3 and 4 are the same.


                        STATE REGULATION OF TRANSAMERICA

We are subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering our operation for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Division may determine the items are correct. Our books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we may operate.

                                 ADMINISTRATION

We perform administrative services for the contracts. These services include issuance of the contracts, maintenance of records concerning the contracts, and certain valuation services.

                               RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by us. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                          DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the contracts is continuous and we do not anticipate discontinuing the offering of the contracts. However, we reserve the right to discontinue the offering of the contracts.


AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the contracts and may enter into agreements with broker-dealers for the distribution of the contracts.

                                OTHER PRODUCTS

We make other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment options or charges.

                                CUSTODY OF ASSETS

The assets of each of the subaccounts of the separate account are held by us. The assets of each of the subaccounts of the separate account are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying funds held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.

                           HISTORICAL PERFORMANCE DATA

Subaccount Yields

We may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts of the separate account for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, compounding that yield for a 6-month period, and (iv) multiplying that result by
2. Expenses attributable to the subaccount include the separate account charge. The 30-day yield is calculated according to the following formula:

                   Yield = 2 x ((((NI-ES)/(U x UV)) + 1)/6/-1)

Where:
NI   = net investment income of the subaccount for the 30-day period attributable to the subaccount's.
ES   = expenses of the subaccount for the 30-day period.
U    = the average number of units outstanding.
UV   = the unit value at the close (highest) of the last day in the 30-day period.

Because of the charges imposed by the separate account, the yield for a subaccount of the separate account will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract.

The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of its investments and its operating expenses.

Total Returns

We may from time to time also advertise or disclose total returns for one or more of the subaccounts of the separate account for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which we calculate on each business day based on the performance of the subaccount's underlying portfolio, and the deduction for the separate account charge. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                               P (1 + T)/n/ = ERV

Where:
T   = the average annual total return net of subaccount recurring charges.
ERV = the ending redeemable value of the hypothetical account at the end of the period.
P   = a hypothetical initial payment of $1,000.
N   = the number of years in the period.

Other Performance Data

We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.

We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula. The charges reflected in the cumulative total returns include the actual total annual portfolio expenses of the applicable fund and the separate account charge of 1.35%.

                              CTR = (ERV / P) - 1

Where:
CTR = the cumulative total return net of subaccount recurring charges for the period.
ERV = the ending redeemable value of the hypothetical investment at the end of the period.
P   = a hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required period, is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the separate account commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of contract charges that were in effect at the inception of the subaccounts.

                                  LEGAL MATTERS

Legal advice relating to certain matters under the federal securities laws applicable to the issue and sale of the contracts has been provided to us by Sutherland, Asbill & Brennan LLP, of Washington D.C.

                              INDEPENDENT AUDITORS


The statutory-basis financial statements and schedules of Transamerica as of December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000, and the financial statements of certain subaccounts of Retirement Income Builder Variable Annuity Account which are available for investment by The One(R) Income Annuity(SM) contract owners as of December 31, 2000, and for the period November 8, 1999 (commencement of operations) through December 31, 2000, included in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.

                                OTHER INFORMATION

A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this Statement of Additional Information. Statements contained in the prospectus and this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS


The values of the interest of owners in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Retirement Builder Variable Annuity Account which are available for investment by The One(R) Income Annuity(SM) contract owners are contained herein. The statutory-basis financial statements of Transamerica, which are included in this Statement of Additional Information, should be considered only as bearing on Transamerica's ability to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

PART C       OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

        (a)  Financial Statements

             All required financial statements are included in Part B of this Registration Statement.

        (b)  Exhibits:

             (1)  (a)      Resolution of the Board of Directors of PFL Life
                           Insurance Company authorizing establishment of the Separate Account. Note 1

             (2)           Not Applicable.

             (3)  (a)      Principal Underwriting Agreement by and between PFL
                           Life Insurance Company, on its own behalf and on behalf of the Separate Account, and AFSG Securities
                           Corporation. Note 3


                  (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 3

             (4)  (a)      Form of the Contract for The One Income Annuity. Note
                           9

                  (b)      Form of the Contract for The One Income Annuity.
                           Note 10

             (5)  (a)      Form of Application for The One Income Annuity. Note
                           6

             (6)  (a)      Articles of Incorporation of PFL Life Insurance
                           Company. Note 1

                  (b)      ByLaws of PFL Life Insurance Company.   Note 1

             (7)           Not Applicable.

             (8)  (a)      Participation Agreement by and among One Group
                           Investment Trust, Nationwide Advisory Services,
                           Nationwide Investors Services and PFL Life Insurance
                           Company. Note 8

             (8)  (a) (1)  Amendment to Fund Participation Agreement by and
                           among One Group Investment Trust, Bank One Investment Advisors Corporation, One Group Administrative Services, Inc., and PFL Live Insurance Company. Note 9

             (9)           Opinion and Consent of Counsel. Note 6

             (10) (a)      Consent of Independent Auditors.  Note 10

             (10) (b)      Opinion and Consent of Actuary.   Note 9

             (11)          Not applicable.

             (12)          Not applicable.

             (13)          Performance Data Calculations.  Note 9

             (14)          Powers of Attorney. (P.S. Baird, C.D. Vermie, W.L.
                           Busler, L.N. Norman, D.C. Kolsrud, R.J. Kontz, B.K. Clancy) Note 8.

Note 1. Incorporated herein by reference to the Initial filing of Registrants Form N-4 Registration Statement (File No. 333-7509) on July 3, 1996.

Note 2. Incorporated herein by reference to the Registrants filing of Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on December 6, 1996.

Note 3. Incorporated herein by reference to the Registrant's filing of Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-7509) on April 30, 1998.

Note 4. Incorporated herein by reference to the Registrant's filing of Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.

Note 5. Incorporated herein by reference to the Registrant's filing of Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on December 11, 1998.

Note 6. Filed with the Initial Form N-4 Registration Statement (File 333-78743) on May 19, 1999.

Note 7. Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File 333-78743) on July 26, 1999.

Note 8. Filed with Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File 333-78743) on November 16, 1999.

Note 9. Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-78743) on April 28, 2000.

Note 10.     To be filed by Amendment.

Item 25. Directors and Officers of the Depositor Transamerica Life Insurance Company (formerly PFL Life Insurance Company)

  Name and Business Address       Principal Positions and Offices with Depositor
  -------------------------       ----------------------------------------------

  Larry N. Norman                 Director, Chairman of the Board and President
  4333 Edgewood Road, N.E.
  Cedar Rapids, Iowa 52499-0001

  Patrick S. Baird                Director, Senior Vice President and Chief
  4333 Edgewood Road, N.E.        Officer Operating
  Cedar Rapids, Iowa 52499-0001

  Craig D. Vermie                 Director, Vice President, Secretary
  4333 Edgewood Road, N.E.        and General Counsel
  Cedar Rapids, Iowa 52499-0001

  Douglas C. Kolsrud              Director, Senior Vice President,
  4333 Edgewood Road, N.E.        Chief Investment Officer and Corporate
  Cedar Rapids, Iowa 52499-0001   Actuary

  Bart Herbert, Jr.               Director and Executive Vice President
  4333 Edgewood Road, N.E.
  Cedar Rapids, Iowa 52499-0001

  Robert J. Kontz                 Vice President and Corporate Controller
  4333 Edgewood Road, N.E.
  Cedar Rapids, Iowa 52499-0001

  Brenda K. Clancy                Vice President, Treasurer and Chief Financial
  4333 Edgewood Road, N.E.        Officer
  Cedar Rapids, Iowa 52499-0001

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                                     Jurisdiction of    Percent of Voting
Name                                 Incorporation      Securities Owned                    Business
----                                 -------------      ----------------                    --------
AEGON N.V.                           Netherlands        51.16% of Vereniging                Holding company
                                                        AEGON Netherlands
                                                        Membership Association

Groninger Financieringen B.V.        Netherlands        100% AEGON N.V.                     Holding company

AEGON Netherland N.V.                Netherlands        100% AEGON N.V.                     Holding company

AEGON Nevak Holding B.V.             Netherlands        100% AEGON N.V.                     Holding company

AEGON International N.V.             Netherlands        100% AEGON N.V.                     Holding company

Voting Trust Trustees:               Delaware                                               Voting Trust
K.J. Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation       Delaware           100% Voting Trust                   Holding company

Short Hills Management Company       New Jersey         100% AEGON U.S.                     Holding company
                                                        Holding Corporation

CORPA Reinsurance Company            New York           100% AEGON U.S.                     Holding company
                                                        Holding Corporation

AEGON Management Company             Indiana            100% AEGON U.S.                     Holding company
                                                        Holding Corporation

RCC North America Inc.               Delaware           100% AEGON U.S.                     Holding company
                                                        Holding Corporation

AEGON USA, Inc.                      Iowa               100% AEGON U.S.                     Holding company
                                                        Holding Corporation

Transamerica Holding Company         Delaware           100% AEGON USA, Inc.                Holding Company

AEGON Funding Corp.                  Delaware           100% Transamerica                   Issue debt securities-net
                                                        Holding Company                     proceeds used to make
                                                                                            loans to affiliates

First AUSA Life Insurance            Maryland           100% AEGON USA, Inc.                Insurance
         holding company
Company

AUSA Life Insurance                  New York           82.33% First AUSA Life              Insurance
Company, Inc.                                           Insurance Company
                                                        17.67% Veterans Life
                                                        Insurance Company

Life Investors Insurance             Iowa               100% First AUSA Life Ins. Co.       Insurance
Company of America


Life Investors Alliance, LLC                Delaware           100% LIICA                          Purchase, own, and hold the
                                                                                                   equity interest of other
                                                                                                   entities

Great American Insurance                    Iowa               100% LIICA                          Marketing
Agency, Inc.

Bankers United Life                         Iowa               100% Life Investors Ins.            Insurance
Assurance Company                                              Company of America

PFL Life Insurance Company                  Iowa               100% First AUSA Life Ins. Co.       Insurance

AEGON Financial Services                    Minnesota          100% PFL Life Insurance Co.         Marketing
Group, Inc.

AEGON Assignment Corporation                Kentucky           100% AEGON Financial                Administrator of structured
of Kentucky                                                    Services Group, Inc.                settlements

AEGON Assignment Corporation                Illinois           100% AEGON Financial                Administrator of structured
                                                               Services Group, Inc.                settlements

Southwest Equity Life Ins. Co.              Arizona            100% of Common Voting Stock         Insurance
                                                               First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.            Arizona            100% of Common Voting Stock         Insurance
                                                               First AUSA Life Ins. Co.

Western Reserve Life Assurance              Ohio               100% First AUSA Life Ins. Co.       Insurance Co. of Ohio

WRL Series Fund, Inc.                       Maryland           Various                             Mutual fund

WRL Investment Services, Inc.               Florida            100% Western Reserve Life           Provides administration for
                                                               Assurance Co. of Ohio               affiliated mutual fund

WRL Investment                              Florida            100% Western Reserve Life           Registered investment advisor
Management, Inc.                                               Assurance Co. of Ohio

ISI Insurance Agency, Inc.                  California         100% Western Reserve Life           Insurance agency
And Subsidiaries                                               Assurance Co. of Ohio

ISI Insurance Agency                        Alabama            100% ISI Insurance Agency, Inc.     Insurance Agency
of Alabama, Inc.

ISI Insurance Agency                        Ohio               100% ISI Insurance Agency, Inc.     Insurance agency
of Ohio, Inc.

ISI Insurance Agency                        Massachusetts      100% ISI Insurance Agency Inc.      Insurance Agency
of Massachusetts, Inc.

ISI Insurance Agency                        Texas              100% ISI Insurance Agency, Inc.     Insurance agency
of Texas, Inc.

ISI Insurance Agency                        Hawaii             100% ISI Insurance                  Insurance agency
of Hawaii, Inc.                                                Agency, Inc.

ISI Insurance Agency                        New Mexico         100% ISI Insurance                  Insurance agency
New Mexico, Inc.                                               Agency, Inc.

AEGON Equity Group, Inc.                    Florida            100% Western Reserve Life           Insurance Agency
                                                               Assurance Co. of Ohio

Monumental General Casualty Co.             Maryland           100% First AUSA Life Ins. Co.       Insurance

United Financial Services, Inc.             Maryland           100% First AUSA Life Ins. Co.       General agency

Bankers Financial Life Ins. Co.             Arizona            100% First AUSA Life Ins. Co.       Insurance

The Whitestone Corporation                  Maryland           100% First AUSA Life Ins. Co.       Insurance agency

Cadet Holding Corp.                         Iowa               100% First AUSA Life                Holding company
                                                               Insurance Company

Monumental General Life                     Puerto Rico        51% First AUSA Life                 Insurance
Insurance Company of                                           Insurance Company
Puerto Rico                                                    49% Baldrich & Associates
                                                               of Puerto Rico

AUSA Holding Company                        Maryland           100% AEGON USA, Inc.                Holding company

Monumental General Insurance                Maryland           100% AUSA Holding Co.               Holding company
Group, Inc.


Trip Mate Insurance Agency, Inc.            Kansas             100% Monumental General             Sale/admin. of travel
                                                               Insurance Group, Inc.               insurance


Monumental General                          Maryland           100% Monumental General             Provides management srvcs.
Administrators, Inc.                                           Insurance Group, Inc.               to unaffiliated third party
                                                                                                   administrator

Executive Management and                    Maryland           100% Monumental General             Provides actuarial consulting
Consultant Services, Inc.                                      Administrators, Inc.                services

Monumental General Mass                     Maryland           100% Monumental General             Marketing arm for sale of
Marketing, Inc.                                                Insurance Group, Inc.               mass marketed insurance
                                                                                                   coverages

AUSA Financial Markets, Inc.                Iowa               100% AUSA Holding Co.               Marketing

Transamerica Capital, Inc.                  California         100% AUSA Holding Co.               Broker/Dealer

Endeavor Management Company                 California         100% AUSA Holding Co.               Investment Management

Universal Benefits Corporation              Iowa               100% AUSA Holding Co.               Third party administrator

Investors Warranty of                       Iowa               100% AUSA Holding Co.               Provider of automobile
America, Inc.                                                                                      extended maintenance
                                                                                                   contracts

Massachusetts Fidelity Trust Co.            Iowa               100% AUSA Holding Co.               Trust company

Money Services, Inc.                        Delaware           100% AUSA Holding Co.               Provides financial counseling
                                                                                                   for employees and agents of
                                                                                                   affiliated companies

ADB Corporation                             Delaware           100% Money Services, Inc.           Special purpose limited
                                                                                                   Liability company

ORBA Insurance Services, Inc.               California         10.56% Money Services, Inc.         Insurance agency

Zahorik Company, Inc.                       California         100% AUSA Holding Co.               Broker-Dealer

ZCI, Inc.                                   Alabama            100% Zahorik Company, Inc.          Insurance agency

Zahorik Texas, Inc.                         Texas              100% Zahorik Company, Inc.          Insurance agency

Long, Miller & Associates, L.L.C.           California         33-1/3% AUSA Holding Co.            Insurance agency

AEGON Asset Management                      Delaware           100% AUSA Holding Co.               Registered investment advisor
Services, Inc.

InterSecurities, Inc.                       Delaware           100% AUSA Holding Co.               Broker-Dealer

Associated Mariner Financial                Michigan           100% InterSecurities, Inc.          Holding co./management
Group, Inc.                                                                                        services

Associated Mariner Ins. Agency              Massachusetts      100% Associated Mariner             Insurance agency
of Massachusetts, Inc.                                         Agency, Inc.

Associated Mariner Agency                   Ohio               100% Associated Mariner             Insurance agency
Ohio, Inc.                                                     Agency, Inc.

Associated Mariner Agency                   Texas              100% Associated Mariner             Insurance agency
Texas, Inc.                                                    Agency, Inc.

Idex Investor Services, Inc.                Florida            100% AUSA Holding Co.               Shareholder services

Idex Management, Inc.                       Delaware           100% AUSA Holding Co.               Investment advisor

IDEX Mutual Funds                           Massachusetts      Various                             Mutual fund

Diversified Investment                      Delaware           100% AUSA Holding Co.               Registered investment advisor
Advisors, Inc.

Diversified Investors Securities            Delaware           100% Diversified Investment         Broker-Dealer
Corp.                                                          Advisors, Inc.

George Beram & Company, Inc.                Massachusetts      100% Diversified Investment         Employee benefit and
                                                               Advisors, Inc.                      actuarial consulting

AEGON USA Securities, Inc.                  Iowa               100% AUSA Holding Co.               Broker-Dealer
                                                                                                   (De-registered)

Creditor Resources, Inc.                    Michigan           100% AUSA Holding Co.               Credit insurance

CRC Creditor Resources                      Canada             100% Creditor Resources, Inc.       Insurance agency
Canadian Dealer Network Inc.

Weiner Agency, Inc.                         Maryland           100% Creditor Resources, Inc.       Insurance agency

AEGON USA Investment                        Iowa               100% AUSA Holding Co.               Investment advisor
Management, Inc.

AEGON USA Realty                            Iowa               100% AUSA Holding Co.               Provides real estate
Advisors, Inc.                                                                                     administrative and real
                                                                                                   estate investment services

AEGON USA Real Estate                       Delaware           100% AEGON USA Realty               Real estate and mortgage
Services, Inc.                                                 Advisors, Inc.                      holding company

QSC Holding, Inc.                           Delaware           100% AEGON USA Realty               Real estate and financial
                                                               Advisors, Inc.                      software production and sales

LRA, Inc.                                   Iowa               100% AEGON USA Realty               Real estate counseling
                                                               Advisors, Inc.

Landauer Associates, Inc.                   Delaware           100% AEGON USA Realty               Real estate counseling
                                                               Advisors, Inc.

Landauer Realty Associates, Inc.            Texas              100% Landauer Associates, Inc.      Real estate counseling

Realty Information Systems, Inc.            Iowa               100% AEGON USA Realty               Information Systems for
                                                               Advisors, Inc.                      real estate investment
                                                                                                   management

USP Real Estate Investment Trust            Iowa               12.89% First AUSA Life Ins. Co.     Real estate investment trust
                                                               13.11% PFL Life Ins. Co.
                                                               4.86% Bankers United Life
                                                               Assurance Co.

RCC Properties Limited                      Iowa               AEGON USA Realty Advisors,          Limited Partnership
Partnership                                                    Inc. is General Partner and 5%
                                                               owner.

Commonwealth General                        Delaware           100% AEGON USA, Inc.                Holding company
Corporation ("CGC")

AFSG  Securities Corporation                Pennsylvania       100% CGC                            Broker-Dealer

Benefit Plans, Inc.                         Delaware           100% CGC                            TPA for Peoples Security Life
                                                                                                   Insurance Company

Durco Agency, Inc.                          Virginia           100% Benefit Plans, Inc.            General agent

Capital 200 Block Corporation               Delaware           100% CGC                            Real estate
                                                                                                   holdings

Capital Real Estate                         Delaware           100% CGC                            Furniture and equipment
Development Corporation                                                                            lessor

Commonwealth General.                       Kentucky           100% CGC                            Administrator of structured
Assignment Corporation                                                                             settlements

Diversified Financial Products Inc.         Delaware           100% CGC                            Provider of investment,
                                                                                                   marketing and admin. services
                                                                                                   to ins. cos.

Monumental Agency Group, Inc.               Kentucky           100%  CGC                           Provider of srvcs. to ins. cos.

PB Investment Advisors, Inc.                Delaware           100% CGC                            Registered investment advisor
                                                                                                   (de-registered)

Southlife, Inc.                             Tennessee          100% CGC                            Investment subsidiary

Commonwealth General LLC                    Turks &            100% CGC                            Special-purpose subsidiary
                                            Caicos Islands

Ampac Insurance Agency, Inc.                Pennsylvania       100% CGC                            Provider of management
(EIN 23-1720755)                                                                                   support services

Compass Rose Development                    Pennsylvania       100% Ampac Insurance                Special-purpose subsidiary
Corporation                                                    Agency, Inc.

Financial Planning Services, Inc.           Dist. Columbia     100% Ampac Insurance                Special-purpose subsidiary
                                                               Agency, Inc.

Frazer Association                          Illinois           100% Ampac Insurance                TPA license-holder
Consultants, Inc.                                              Agency, Inc.

National Home Life Corporation              Pennsylvania       100% Ampac Insurance                Special-purpose subsidiary
                                                               Agency, Inc.

Valley Forge Associates, Inc.               Pennsylvania       100% Ampac Insurance                Furniture & equipment lessor
                                                               Agency, Inc.

Veterans Benefits Plans, Inc.               Pennsylvania       100% Ampac Insurance                Administrator of group
                                                               Agency, Inc.                        insurance programs

Veterans Insurance Services, Inc.           Delaware           100% Ampac Insurance                Special-purpose subsidiary
                                                               Agency, Inc.

Academy Insurance Group, Inc.               Delaware           100% CGC                            Holding company

Academy Life Insurance Co.                  Missouri           100% Academy Insurance              Insurance company
                                                               Group, Inc.

Pension Life Insurance                      New Jersey         100% Academy Life                   Insurance company
Company of America                                             Insurance Company

FED Financial, Inc.                         Delaware           100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

Ammest Development Corp. Inc.               Kansas             100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

Ammest Insurance Agency, Inc.               California         100% Academy Insurance              General agent
                                                               Group, Inc.

Ammest Massachusetts                        Massachusetts      100% Academy Insurance              Special-purpose subsidiary
Insurance Agency, Inc.                                         Group, Inc.

Ammest Realty, Inc.                         Pennsylvania       100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

Ampac,  Inc.                                Texas              100% Academy Insurance              Managing general agent
                                                               Group, Inc.

Ampac Insurance Agency, Inc.                Pennsylvania       100% Academy Insurance              Special-purpose subsidiary
(EIN 23-2364438)                                               Group, Inc.


Force Financial Group, Inc.                 Delaware           100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

Force Financial Services, Inc.              Massachusetts      100% Force Fin. Group, Inc.         Special-purpose subsidiary

Military Associates, Inc.                   Pennsylvania       100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

NCOAA Management Company                    Texas              100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

NCOA Motor Club, Inc.                       Georgia            100% Academy Insurance              Automobile club
                                                               Group, Inc.

Unicom Administrative                       Pennsylvania       100% Academy Insurance              Provider of admin. services
Services, Inc.                                                 Group, Inc.

Unicom Administrative                       Germany            100% Unicom Administrative          Provider of admin. services
Services, GmbH                                                 Services, Inc.

Capital General Development                 Delaware           100% CGC                            Holding company
Corporation

Monumental Life                             Maryland           73.23% Capital General              Insurance company
Insurance Company                                              Development Company
                                                               26.77% First AUSA Life
                                                               Insurance Company

AEGON Special Markets                       Maryland           100% Monumental Life                Marketing company
Group, Inc.                                                    Insurance Company

Peoples Benefit Life                        Missouri           3.7% CGC                            Insurance company
Insurance Company                                              20.0% Capital Liberty, L.P.
                                                               76.3% Monumental Life
                                                               Insurance Company

Veterans Life Insurance Co.                 Illinois           100% Peoples Benefit                Insurance company
                                                               Life Insurance Company

Peoples Benefit Services, Inc.              Pennsylvania       100% Veterans Life Ins. Co.         Special-purpose subsidiary

Coverna Direct Insurance                    Maryland           100% Peoples Benefit                Insurance agency
Insurance Services, Inc.                                       Life Insurance Company

Ammest Realty Corporation                   Texas              100% Monumental Life                Special purpose subsidiary
                                                               Insurance Company

JMH Operating Company, Inc.                 Mississippi        100% Monumental Life                Real estate holdings
                                                               Insurance Company

Capital Liberty, L.P.                       Delaware           99.0% Monumental Life               Holding Company
                                                               Insurance Company
                                                               1.0% CGC

Transamerica Corporation                    Delaware           100% AEGON NV                       Major interest in insurance
                                                                                                   and finance

Transamerica Pacific Insurance              Hawaii             100% Transamerica Corp.             Life insurance
  Company, Ltd.

TREIC Enterprises, Inc.                     Delaware           100% Transamerica Corp.             Investments

ARC Reinsurance Corporation                 Hawaii             100% Transamerica Corp.             Property & Casualty Ins.

Transamerica Management, Inc.               Delaware           100% ARC Reinsurance Corp.          Asset management

Inter-America Corporation                   California         100% Transamerica Corp.             Insurance Broker

Pyramid Insurance Company, Ltd.             Hawaii             100% Transamerica Corp.             Property & Casualty Ins.

Pacific Cable Ltd.                          Bmda.              100% Pyramid Ins. Co., Ltd.         Sold 25% of TC Cable, Inc.
                                                                                                   stock in 1998

Transamerica Business Tech Corp.            Delaware           100% Transamerica Corp.             Telecommunications and
                                                                                                   data processing

Transamerica CBO I, Inc.                    Delaware           100% Transamerica Corp.             Owns and manages a pool of
                                                                                                   high-yield bonds

Transamerica Corporation (Oregon)           Oregon             100% Transamerica Corp.             Name holding only-Inactive

Transamerica Finance Corp.                  Delaware           100% Transamerica Corp.             Commercial & Consumer
                                                                                                   Lending & equip. leasing

TA Leasing Holding Co., Inc.                Delaware           100% Transamerica Fin. Corp.        Holding company

Trans Ocean Ltd.                            Delaware           100% TA Leasing Hldg Co. Inc.       Holding company

Trans Ocean Container Corp.                 Delaware           100% Trans Ocean Ltd.               Intermodal Leasing
("TOCC")

SpaceWise Inc.                              Delaware           100% TOCC                           Intermodal leasing

Trans Ocean Container
   Finance Corp.                            Delaware           100% TOCC                           Intermodal leasing

Trans Ocean Leasing
   Deutschland GmbH                         Germany            100% TOCC                           Intermodal leasing

Trans Ocean Leasing PTY Ltd.                Austria            100% TOCC                           Intermodal leasing

Trans Ocean Management S.A.                 Switzerland        100% TOCC                           Intermodal leasing

Trans Ocean Regional
   Corporate Holdings                       California         100% TOCC                           Holding company

Trans Ocean Tank Services Corp.             Delaware           100% TOCC                           Intermodal
leasing

Transamerica Leasing Inc.                   Delaware           100% TA Leasing Holding Co.         Leases & Services intermodal
                                                                                                   equipment

Transamerica Leasing Holdings               Delaware           100% Transamerica Leasing Inc.      Holding Company
  Inc.  ("TLHI")

Greybox Logistics Services Inc.             Delaware           100% TLHI                           Intermodal Leasing

Greybox L.L.C.                              Delaware           100% TLHI                           Intermodal freight container
                                                                                                   interchange facilitation
                                                                                                   service

Transamerica Trailer                        France             100% Greybox L.L.C.                 Leasing
   Leasing S.N.C.

Greybox Services Limited                    U.K.               100% TLHI                           Intermodal Leasing

Intermodal Equipment, Inc.                  Delaware           100% TLHI                           Intermodal leasing

Transamerica Leasing N.V.                   Belg.              100% Intermodal Equipment Inc.      Leasing

Transamerica Leasing SRL                    Italy              100% Intermodal Equipment Inc.      Leasing

Transamerica Distribution                   Delaware           100% TLHI                           Provided door-to-door
   Services, Inc.                                                                                  services for the domestic
                                                                                                   transportation of temperature-
                                                                                                   sensitive products

Transamerica Leasing                        Belg.              100% TLHI                           Leasing
  Coordination Center

Transamerica Leasing do                     Braz.              100% TLHI                           Container Leasing
   Brasil Ltda.

Transamerica Leasing GmbH                   Germany            100% TLHI                           Leasing

Transamerica Leasing Limited                U.K.               100% TLHI                           Leasing

ICS Terminals (UK) Limited                  U.K.               100% Transamerica.                  Leasing
                                                               Leasing Limited

Transamerica Leasing Pty. Ltd.              Australia          100% TLHI                           Leasing

Transamerica Leasing (Canada) Inc.          Canada             100% TLHI                           Leasing

Transamerica Leasing (HK) Ltd.              H.K.               100% TLHI                           Leasing

Transamerica Leasing                        S. Africa          100% TLHI                           Intermodal leasing
   (Proprietary) Limited

Transamerica Tank Container                 Australia          100% TLHI                           The Australian (domestic)
   Leasing Pty. Limited                                                                            leasing of tank containers

Transamerica Trailer Holdings I Inc.        Delaware           100% TLHI                           Holding company

Transamerica Trailer Holdings II, Inc.      Delaware           100% TLHI                           Holding company

Transamerica Trailer Holdings III, Inc.     Delaware           100% TLHI                           Holding company

Transamerica Trailer Leasing AB             Swed.              100% TLHI                           Leasing

Transamerica Trailer Leasing AG             Swetzerland        100% TLHI                           Leasing

Transamerica Trailer Leasing A/S            Denmark            100% TLHI                           Leasing

Transamerica Trailer Leasing GmbH           Germany            100% TLHI                           Leasing

Transamerica Trailer Leasing                Belgium            100% TLHI                           Leasing
   (Belgium) N.V.

Transamerica Trailer Leasing                Netherlands        100% TLHI                           Leasing
   (Netherlands) B.V.

Transamerica Trailer Spain S.A.             Spain              100% TLHI                           Leasing

Transamerica Transport Inc.                 New Jersey         100% TLHI                           Dormant

Transamerica Commercial                     Delaware           100% Transamerica Fin. Corp.        Holding company for Commercial/
   Finance Corporation, I ("TCFCI")                                                                consumer finance subsidiaries

Transamerica Equipment Financial            Delaware           100% TCFCI
   Services Corporation

BWAC Credit Corporation                     Delaware           100% TCFCI

BWAC International Corporation              Delaware           100% TCFCI

BWAC Twelve, Inc.                           Delaware           100% TCFCI                          Holding company for
                                                                                                   premium finance subsidiaries

TIFCO Lending Corporation                   Illinois           100% BWAC Twelve, Inc.              General financing & other
                                                                                                   services in the US &
                                                                                                   elsewhere

Transamerica Insurance Finance              Maryland           100% BWAC Twelve, Inc.              Provides insurance premium
   Corporation ("TIFC")                                                                            financing in the US with the
                                                                                                   exception of CA and HI

Transamerica Insurance Finance              Maryland           100% TIFC                           Provides Insurance premium
   Company (Europe)                                                                                financing in California

Transamerica Insurance Finance              California         100% TIFC                           Disability ins. & holding co.
   Corporation, California                                                                         for various insurance
                                                                                                   subsidiaries of Transamerica
                                                                                                   Corporation

Transamerica Insurance Finance              ON                 100% TIFC                           Provides ins. premium
   Corporation, Canada                                                                             financing in Canada

Transamerica Business Credit                Delaware           100% TCFCI                          Provides asset based lending
   Corporation ("TBCC")                                                                            leasing & equip. financing

Transamerica Mezzanine                      Delaware           100% TBCC                           Holds investments in several
   Financing, Inc.                                                                                 joint ventures/partnerships

Transamerica Business Advisory Grp.         Delaware           100% TBCC

Bay Capital Corporation                     Delaware           100% TBCC                           Special purpose company for
                                                                                                   the purchase of real estate tax
                                                                                                   liens

Coast Funding Corporation                   Delaware           100% TBCC                           Special purpose company for
                                                                                                   the purchase of real estate tax
                                                                                                   liens

Transamerica Small Business                 Delaware           100% TBCC
   Capital, Inc. ("TSBC")

Emergent Business Capital                   Delaware           100% TSBC
   Holdings, Inc.

Gulf Capital Corporation                    Delaware           100% TBCC                           Special purpose company for
                                                                                                   the purchase of real estate tax
                                                                                                   liens

Direct Capital Equity Investment, Inc.      Delaware           100% TBCC                           Small business loans

TA Air East, Corp                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air I, Corp.                             Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air II, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air III, Corp.                           Delaware           100% TBCC                           special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air IV, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air V, Corp.                             Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air VI, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air VII, Corp.                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest or
                                                                                                   leases aircraft

TA Air VIII, Corp.                          Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest or
                                                                                                   leases aircraft

TA Air IX, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air X, Corp.                             Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air XI, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air XII, Corp.                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air XIII, Corp.                          Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air XIV, Corp.                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air XV, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Marine I Corp.                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest or
                                                                                                   leases barges or ships

TA Marine II Corp.                          Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest or
                                                                                                   leases barges or ships

TBC I, Inc.                                 Delaware           100% TBCC                           Special purpose corp.

TBC II, Inc.                                Delaware           100% TBCC                           Special purpose corp.

TBC III, Inc.                               Delaware           100% TBCC                           Special purpose corp.

TBC IV, Inc.                                Delaware           100% TBCC                           Special purpose corp.

TBC V, Inc.                                 Delaware           100% TBCC                           Special purpose corp.

TBC VI, Inc.                                Delaware           100% TBCC                           Special purpose corp.

TBC Tax I, Inc.                             Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase of real estate tax lien

TBC Tax II, Inc.                            Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase of real estate tax lien

TBC Tax III, Inc.                           Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase of real estate tax lien

TBC Tax IV, Inc.                            Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase of real estate tax lien

TBC Tax V, Inc.                             Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase or real estate tax lien

TBC Tax VI, Inc.                            Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase or real estate tax lien

TBC Tax VII, Inc.                           Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase or real estate tax lien

TBC Tax VIII, Inc.                          Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase of real estate tax lien

TBC Tax IX, Inc.                            Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase of real estate tax lien

The Plain Company                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest or
                                                                                                   leases aircraft.

Transamerica Distribution                   Delaware           100% TCFCI                          Holding corp. for inventory,
   Finance Corporation ("TDFC")                                                                    comm. Leasing, retail finance
                                                                                                   comm. Recovery service and
                                                                                                   accounts

Transamerica Accounts Holding Corp.         Delaware           100% TDFC

Transamerica Commercial                     Delaware           100% TDFC                           Wholesale floor plan for
   Finance Corporation ("TCFC")                                                                    appliances, electronics,
                                                                                                   computers, office equip. and
                                                                                                   marine equipment.

Transamerica Acquisition                    Canada             100% TCFC                           Holding company
 Corporation, Canada

Transamerica Distribution Finance           Delaware           100% TCFC
   Corporation - Overseas, Inc.
  ("TDFCO")

TDF Mauritius Limited                       Mauritius          100% TDFCO                          Mauritius holding company
                                                                                                   of our Indian
                                                                                                   Joint Venture

Inventory Funding Trust                     Delaware           100% TCFC

Inventory Funding Company, LLC              Delaware           100% Inventory Funding Trust

TCF Asset Management Corporation            Colorado           100% TCFC                           A depository for foreclosed
                                                                                                   real and personal property

Transamerica Joint Ventures, Inc.           Delaware           100% TCFC                           To enter into general partner-
                                                                                                   ships for the ownership of
                                                                                                   comm. & finance business

Transamerica Inventory                      Delaware           100% TDFC                           Holding co. for inventory
   Finance Corporation ("TIFC")                                                                    finance subsidiaries

Transamerica GmbH, Inc.                     Delaware           100% TIFC                           Commercial lending in
                                                                                                   Germany

Transamerica Fincieringsmaatschappij        Netherlands        100% Trans. GmbH,  Inc.             Commercial lending in
   B.V.                                                                                            Europe

BWAC Seventeen, Inc.                        Delaware           100% TIFC                           Holding co. for principal
                                                                                                   Canadian operation, Trans-
                                                                                                   America Comm. Finance
                                                                                                   Corp, Canada

Transamerica Commercial                     ON                 100% BWAC Seventeen, Inc.           Shell corp.-Dormant
   Finance Canada, Limited

Transamerica Commercial                     Canada             100% BWAC Seventeen, Inc.           Commercial finance
   Finance Corporation, Canada

BWAC Twenty-One, Inc.                       Delaware           100% TIFC                           Holding co. for United
                                                                                                   Kingdom operation, Trans-
                                                                                                   America Comm. Finance Limited

Transamerica Commercial                     U.K.               100% BWAC Twenty-One Inc.           Commercial lending in the
   Finance Limited ("TCFL")                                                                        United Kingdom.

Whirlpool Financial Corporation                                100% TCFL                           Inactive commercial finance
    Polska Spzoo                                                                                   Company in Poland

Transamerica Commercial                     U.K.               100% BWAC Twenty-One Inc.           Holding Company
   Holdings Limited

Transamerica Commercial Finance             U.K.               100% Trans. Commercial
   Limited                                                     Holdings Limited

Transamerica Commercial Finance             France             100% BWAC Twenty-One Inc.           Carries out factoring trans-
   France S.A.                                                                                     actions in France & abroad

Transamerica GmbH Inc.                      Delaware           100% BWAC Twenty-One Inc.           Holding co. for Transamerica
                                                                                                   Financieringsmaatschappij B.V.

Transamerica Retail Financial               Delaware           100% TIFC                           Provides retail financing
   Services Corporation ("TRFSC")

Transamerica Bank, NA                       Delaware           100% TRFSC                          Bank (Credit Cards)

Transamerica Consumer Finance               Delaware           100% TRFSC                          Consumer finance holding
   Holding Company ("TCFHC")                                                                       company

Transamerica Mortgage Company               Delaware           100% TCFHC                          Consumer mortgages

Transamerica Consumer Mortgage              Delaware           100% TCFHC                          Securitization company
   Receivables Company

Metropolitan Mortgage Company               Florida            100% TCFHC                          Consumer mortgages

Easy Yes Mortgage, Inc.                     Florida            100% Metropolitan Mtg. Co.          No active business/Name
                                                                                                   holding only

Easy Yes Mortgage, Inc.                     Georgia            100% Metropolitan Mtg. Co.          No active business/Name
                                                                                                   holding only

First Florida Appraisal Services, Inc.      Georgia            100% Metropolitan Mtg. Co.          Appraisal and inspection
                                                                                                   services

First Georgia Appraisal Services, Inc.      Georgia            100% First FL App. Srvc, Inc.       Appraisal services

Freedom Tax Services, Inc.                  Florida            100% Metropolitan Mtg. Co.          Property tax information
                                                                                                   services

J.J. & W. Advertising, Inc.                 Florida            100% Metropolitan Mtg. Co.          Advertising and marketing
                                                                                                   services

J.J. & W. Realty Corporation                Florida            100% Metropolitan Mtg. Co.          To hold problem REO
                                                                                                   properties

Liberty Mortgage Company of                 Florida            100% Metropolitan Mtg. Co.          No active business/Name
   Ft. Myers, Inc.                                                                                 holding only

Metropolis Mortgage Company                 Florida            100% Metropolitan Mtg. Co.          No active business/Name
                                                                                                   holding only

Perfect Mortgage Company                    Florida            100% Metropolitan Mtg. Co.          No active business/Name
                                                                                                   holding only

Transamerica Vendor Financial Srvc.         Delaware           100% TDFC                           Provides commercial lease

Transamerica Distribution Finance                              100% TCFCI
   Corporation de Mexico ("TDFCM")

TDF de Mexico                               Mexico             100% TDFCM

Transamerica Corporate Services                                100% TDFCM
   De Mexico

Transamerica Home Loan                      California         100% TFC                            Consumer mortgages

Transamerica Lending Company                Delaware           100% TFC                            Consumer lending

Transamerica Financial Products, Inc.       California         100% Transamerica Corp.             Service investments

Transamerica Insurance Corporation          California         100% Transamerica Corp.             Provides insurance premium
   of California ("TICC")                                                                          financing in California

Arbor Life Insurance Company                Arizona            100% TICC                           Life insurance, disability
                                                                                                   insurance

Plaza Insurance Sales Inc.                  California         100% TICC                           Casualty insurance placement

Transamerica Advisors, Inc.                 California         100% TICC                           Retail sale of investment
                                                                                                   advisory services

Transamerica Annuity Services Corp.         New Mexico         100% TICC                           Performs services required for
                                                                                                   structured settlements

Transamerica Financial Resources, Inc.      Delaware           100% TICC                           Retail sale of securities
                                                                                                   products

Financial Resources Insurance               Texas              100% Transamerica Fin. Res.         Retail sale of securities
   Agency of Texas                                                                                 products

TBK Insurance Agency of Ohio, Inc.          Ohio               100% Transamerica Fin. Res.         Variable insurance contract
                                                                                                   sales in state of Ohio

Transamerica Financial Resources            Alabama            100% Transamerica Fin. Res.         Insurance agent & broker
   Agency of Alabama, Inc.

Transamerica Financial Resources Ins.       Massachusetts      100% Transamerica Fin. Res.         Insurance agent & broker
   Agency of Massachusetts, Inc.

Transamerica International Insurance        Delaware           100% TICC                           Holding & administering
   Services, Inc. ("TIIS")                                                                         foreign operations

Home Loans and Finance Ltd.                 U.K.               100% TIIS                           Inactive

Transamerica Occidental Life                California         100% TICC                           Licensed in all forms of life
   Insurance Company ("TOLIC")                                                                     insurance, accident and
                                                                                                   sickness insurance

NEF Investment Company                      California         100% TOLIC                          Real estate development

Transamerica Life Insurance and             N. Carolina        100% TOLIC                          Writes life and pension ins.
   Annuity Company ("TLIAC")                                                                       originally incorporated in CA
                                                                                                   April 14, 1966

Transamerica Assurance Company              Missouri           100% TLIAC                          Life and disability insurance

Gemini Investments, Inc.                    Delaware           100% TLIAC                          Investment subsidiary

Transamerica Life Insurance Company         Canada             100% TOLIC                          Sells individual life insurance
  of Canada                                                                                        & investment products in all
                                                                                                   provinces and territories of
                                                                                                   Canada

Transamerica Life Insurance Company         New York           100% TOLIC                          Licensed in NY to market life
   of New York                                                                                     insurance, annuities and
                                                                                                   health insurance

Transamerica South Park                     Delaware           100% TOLIC                          Provide market analysis of
   Resources, Inc.                                                                                 certain undeveloped land
                                                                                                   holdings held by TOLIC

Transamerica Variable Insurance             Maryland           100% TOLIC                          Mutual Fund
   Fund, Inc.

USA Administration Services, Inc.           Kansas             100% TOLIC                          Third party administrator

Transamerica Products. Inc.                 California         100% TICC                           Parent co. of various subsidiary
                                                                                                   corp. which are formed to be co-
                                                                                                   general partners of proprietary
                                                                                                   limited

Transamerica Securities Sales Corp.         Maryland           100% Transamerica Prod. Inc.        Retail sale of the variable life
                                                                                                   ins. and variable annuity
                                                                                                   products of the Transamerica
                                                                                                   life companies

Transamerica Service Company                Delaware           100% Transamerica Prod. Inc.        Passive loss tax service for
                                                                                                   Lloyd's U.S. names

Transamerica Intellitech, Inc.              Delaware           100% TICC                           Real estate information and
                                                                                                   technology services

Transamerica International                  Delaware           100% TICC                           Investments
   Holdings, Inc.

Transamerica Investment Services, Inc.      Delaware           100% TICC                           Investment adviser

Transamerica Income Shares, Inc.            Maryland           100% Trans. Invest. Srvc. Inc.      Transamerica investment
                                                                                                   services

Transamerica LP Holdings Corp.              Delaware           100% TICC                           Limited partnership Investment
                                                                                                   (initial limited partner of
                                                                                                   Transamerica Delaware, L.P.)

Transamerica Real Estate Tax Service        N/A                100% TICC                           Real estate tax reporting and
  (A Division of Transamerica Corp)                                                                processing services

Transamerica Realty Services, Inc.          Delaware           100% TICC                           Responsible for real estate
                                                                                                   investments for Transamerica

Bankers Mortgage Company of CA              California         100% Transamerica Realty Srv.       Holds bank account and owns
                                                                                                   certain residual investments in
                                                                                                   certain French real estate
                                                                                                   projects which are managed
                                                                                                   special purpose company for
                                                                                                   the purchase of real estate tax
                                                                                                   liens.

Pyramid Investment Corporation              Delaware           100% Transamerica Realty Srv.       Owns office buildings in San
                                                                                                   Francisco and other properties

The Gilwell Company                         California         100% Transamerica Realty Srv.       Ground lessee of 517 Washington
                                                                                                   Street, San Francisco

Transamerica Affordable Housing, Inc.       California         100% Transamerica Realty Srv.       Owns general partnership
                                                                                                   interests in low-income
                                                                                                   housing tax credit partnerships

Transamerica Minerals Company               California         100% Transamerica Realty Srv.       Owner and lessor of oil and
                                                                                                   gas properties

Transamerica Oakmont Corporation            California         100% Transamerica Realty Srv.       General partner in Transamerica/
                                                                                                   Oakmont Retirement Associates

Transamerica Senior Properties, Inc.        Delaware           100% TICC                           Owns congregate care and
                                                                                                   assisted living retirement
                                                                                                   Properties

Transamerica Senior Living, Inc.            Delaware           100% Trans. Sr. Prop. Inc.          Manages congregate care and
                                                                                                   assisted living retirement
                                                                                                   properties.

     Item 27. Number of Contract Owners

            As of December 31, 2000, there were ____ Contract owners.

     Item 28. Indemnification

     The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

     Insofar as indemnification for liabilities arising under the Securities Act of 933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Item 29. Principal Underwriters

                  AFSG Securities Corporation
                  4333 Edgewood Road, N.E.
                  Cedar Rapids, Iowa 52499-0001

     The directors and officers of AFSG Securities Corporation are as follows:

     Larry N. Norman                    Ann M. Spaes
     Director and President             Director and Vice President

     Frank A. Camp                      Robert Warner
     Secretary                          Assistant Compliance Officer

     Lisa Wachendorf                    Linda Gilmer
     Director, Vice President and       Treasurer/Controller
     Chief Compliance Officer
                                        Priscilla Hechler
     Thomas R. Moriarty                 Assistant Vice President Assistant Secretary
     Vice President

     Emily Bates                        Thomas Pierpan
     Assistant Treasurer                Assistant Vice President Assistant Secretary

     Clifton Flenniken                  Darin D. Smith
     Assistant Treasurer                Assistant Vice President Assistant Secretary

     The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

     Commissions and Other Compensation Received by Principal Underwriter.
     ---------------------------------------------------------------------

     AFSG Securities Corporation, the broker/dealer, received $___________ and $0 from the Registrant for the year ending December 31, 2000 and for the year ending December 31, 1999, respectively for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

     AFSG Securities Corporation serves as the principal underwriter for the Separate Account VA B (formerly PFL Endeavor Variable Annuity Account and PFL Endeavor Platinum Variable Annuity Account), the Retirement Builder Variable Annuity Account (formerly PFL Retirement Builder Variable Annuity Account), the Separate Account VA A (formerly PFL Life Variable Annuity Account A), the Separate Account VA C (formerly PFL Life Variable Annuity Account C), the Separate Account VA D (formerly PFL Life Variable Annuity Account D), the Separate Account VA E (formerly PFL Life Variable Annuity Account E), the Separate Account VA I (formerly PFL Life Variable Annuity Account I) and Separate Account VA BNY (formerly AUSA Endeavor Variable Annuity Account). These accounts are separate accounts of Transamerica Life Insurance Company (formerly PFL Life Insurance Company) and AUSA Life Insurance Company, Inc. AFSG Securities Corporation also serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V of Peoples Benefit Life Insurance Company, and for Separate Account C of AUSA Life Insurance Company, Inc.

     Item 30. Location of Accounts and Records

     The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Transamerica Life Insurance Company (formerly PFL Life Insurance Company) at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

     Item 31. Management Services.

     All management Contracts are discussed in Part A or Part B.

     Item 32. Undertakings

     (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

     (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

     (d) Transamerica Life Insurance Company (formerly PFL Life Insurance Company) hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company (formerly PFL Life Insurance Company).

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 1st day of February, 2001.


                                       RETIREMENT BUILDER
                                       VARIABLE ANNUITY ACCOUNT
                                       (Formely PFL Retirement Builder Variable
                                       Annuity Account)

                                       TRANSAMERICA LIFE INSURANCE COMPANY
                                       (Formerly PFL Life Insurance Company)
                                       Depositor

                                                                               *
                                       -----------------------------------------
                                       Larry N. Norman
                                       President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures                                           Title                              Date
----------                                           -----                              ----

                                            *        Director                                           , 2001
---------------------------------------------                                     -----------------------
Patrick S. Baird

/s/ Craig D. Vermie                                  Director                                 February 1, 2001
--------------------------------------------
Craig D. Vermie
                                            *        Director                                           , 2001
---------------------------------------------       (Principal Executive Officer) -----------------------
Larry N. Norman

                                            *        Director                                           , 2001
---------------------------------------------                                     -----------------------
Bart Herbert, Jr.

                                            *        Director                                           , 2001
---------------------------------------------                                     -----------------------
Douglas C. Kolsrud

                                            *        Vice President and                                 , 2001
---------------------------------------------        Corporate Controller         -----------------------
Robert J. Kontz

                                            *        Treasurer
---------------------------------------------                                     ------------------------
Brenda K. Clancy

*By Craig D. Vermie, Attorney-in-Fact